UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2010             (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 98.7%
Consumer Discretionary - 16.3%
Chipotle Mexican Grill, Inc.*	3,800		$366,548
Core-Mark Holding Co., Inc.*	2,000		59,640
Destination Maternity Corp.*	1,400	[2]	34,062
Dillard’s, Inc., Class A	24,300	[2]	402,408
DineEquity, Inc.	17,700	[2]	402,498
DIRECTV Group, Inc., The, Class A*	33,800		1,025,830
Discovery Communications, Inc., Class C*	4,800		126,048
Domino’s Pizza, Inc.*	41,000		463,300
Group 1 Automotive, Inc.	5,600		162,400
Jarden Corp.	6,000		182,880
Knology, Inc.*	40,000		436,800
Liberty Global, Inc., Class A*	21,800		553,284
Liberty Media Corp., Interactive Group*	29,400		305,172
McDonald’s Corp.	5,200		324,636
Mediacom Communications Corp.*	30,600		127,296
News Corp., Inc., Class A	24,000		302,640
Rent-A-Center, Inc.*	13,600		272,000
Target Corp.	7,600		389,652
Walt Disney Co., The	33,000		975,150
Washington Post Co., The	1,600		695,392
West Marine, Inc.*	1,000		8,390
Yum! Brands, Inc.	9,400		321,574
Total Consumer Discretionary			7,937,600
Consumer Staples - 8.3%
Alliance One International, Inc.*	15,800		80,422
American Italian Pasta Co.*	15,200		520,752
Bunge, Ltd.	600		35,274
Central Garden & Pet Co., Class A*	34,400		302,376
Church & Dwight Co., Inc.	9,000		542,610
Coca-Cola Co., The	500		27,125
CVS Caremark Corp.	3,800		123,006
Del Monte Foods Co.	16,800		191,184
Fresh Del Monte Produce, Inc.*	7,400		150,442
General Mills, Inc.	2,000		142,620
Kimberly-Clark Corp.	7,000		415,730
Kroger Co., The	25,600		548,608
Lancaster Colony Corp.	2,400		130,920
Prestige Brands Holdings, Inc.*	8,000		62,160
Procter & Gamble Co., The	7,600		467,780
Ralcorp Holdings, Inc.*	2,600		160,680
Reynolds American, Inc.	1,000		53,200
Wal-Mart Stores, Inc.	1,800		96,174
Total Consumer Staples			4,051,063

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Energy - 6.5%
Chevron Corp.	15,000		$1,081,800
CVR Energy, Inc.*	25,000		200,500
Exxon Mobil Corp.	5,600		360,808
Marathon Oil Corp.	400		11,924
Occidental Petroleum Corp.	3,600		282,024
Oil States International, Inc.*	14,600		537,864
Rowan Cos., Inc.	5,400		115,992
XTO Energy, Inc.	12,600		561,582
Total Energy			3,152,494
Financials - 16.9%
American Financial Group, Inc.	6,400		158,784
Aon Corp.	7,300		283,970
Arch Capital Group, Ltd.*	4,400		314,776
Banco Latinoamericano de Comercio Exterior S.A., ADR	11,200		158,592
Bank of the Ozarks, Inc.	11,000		325,930
Banner Corp.	30,200	[2]	89,392
Blackrock, Inc.	1,200		256,584
Cedar Shopping Centers, Inc.	2,200		15,356
Chubb Corp., The	1,600		80,000
Delphi Financial Group, Inc., Class A	4,600		93,150
Discover Financial Services	15,800		216,144
Doral Financial Corp.*	28,800	[2]	102,240
FBL Financial Group, Inc., Class A	6,800		121,992
FelCor Lodging Trust, Inc.*	25,600		96,768
Financial Institutions, Inc.	1,600		20,160
First Cash Financial Services, Inc.*	5,200		118,716
First Citizens BancShares, Inc., Class A	400		67,084
Goldman Sachs Group, Inc.	3,600		535,392
JPMorgan Chase & Co.	27,500		1,070,850
Knight Capital Group, Inc., Class A*	13,400		209,576
Lazard, Ltd., Class A	4,600		177,284
Loews Corp.	4,000		143,080
National Bankshares, Inc.	1,000	[2]	25,200
Nelnet, Inc.*	9,200		153,548
NewAlliance Bancshares, Inc.	35,600		414,384
New York Community Bancorp, Inc.	4,200		63,126
Northern Trust Corp.	3,300		166,716
Northrim Bancorp, Inc.	1,400		22,442
Platinum Underwriter Holdings, Ltd.	3,600		130,536
Potlatch, Corp.	12,600		386,820
Reinsurance Group of America, Inc.	2,600		126,672
Resource Capital Corp.	33,000		174,240
Santander BanCorp*	23,600		289,100
Southside Bancshares, Inc.	741		14,746

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials - 16.9% (continued)
StanCorp Financial Group, Inc.	2,600		$111,748
TD Ameritrade Holding Corp.*	9,800		174,048
Tompkins Financial Corp.	1,000		39,200
Transcontinental Realty Investors, Inc.*	200		2,242
Travelers Companies, Inc., The	6,200		314,154
TrustCo Bank Corp. NY	25,800		154,800
UMB Financial Corp.	10,800		426,708
UnumProvident Corp.	9,400		183,958
World Acceptance Corp.*	4,400	[2]	177,716
Total Financials			8,207,924
Health Care - 11.0%
Allergan, Inc.	1,000		57,500
Amedisys, Inc.*	2,600	[2]	142,870
American Medical Systems Holdings, Inc.*	6,800		130,560
Amgen, Inc.*	11,800		690,064
AMN Healthcare Services, Inc.*	7,200		62,640
Atrion Corp.	400		56,468
Chemed Corp.	6,200		288,300
Emergent BioSolutions, Inc.*	2,800		40,096
Gentiva Health Services, Inc.*	5,200		132,808
IMS Health, Inc.	12,600		272,664
Invacare Corp.	13,400		335,536
Johnson & Johnson	5,250		330,015
Kensey Nash Corp.*	9,200		222,824
Laboratory Corp. of America Holdings*	6,000		426,600
McKesson Corp.	4,200		247,044
Medical Action Industries, Inc.*	4,600		62,422
Medicis Pharmaceutical Corp., Class A	6,400		147,904
Orthofix International N.V.*	3,200		96,416
Par Pharmaceutical Co., Inc.*	11,000		289,520
Pfizer, Inc.	7,200		134,352
PSS World Medical, Inc.*	16,400		336,528
Sun Healthcare Group, Inc.*	12,800		111,872
Symmetry Medical, Inc.*	52,600		469,192
UnitedHealth Group, Inc.	1,000		33,000
Universal Health Services, Inc., Class B	8,000		233,280
Total Health Care			5,350,475
Industrials - 9.7%
Alaska Airgroup, Inc.*	5,800		181,772
American Railcar Industries, Inc.	10,800	[2]	107,028
A.O. Smith Corp.	2,200		93,676
Avis Budget Group, Inc.*	13,800		149,316
Burlington Northern Santa Fe Corp.	1,600		159,568
Chart Industries, Inc.*	5,400		87,102

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 9.7% (continued)
Dollar Thrifty Automotive Group, Inc.*	8,800		$214,368
EMCOR Group, Inc.*	12,098		291,078
EnerSys*	11,000		214,390
Esterline Technologies Corp.*	1,600		60,416
Gencorp, Inc.*	24,800		138,880
Hawaiian Holdings, Inc.*	56,200		333,828
KBR, Inc.	11,800		221,014
Lockheed Martin Corp.	1,800		134,136
M&F Worldwide Corp.*	15,000		544,350
Powell Industries, Inc.*	3,400		99,314
Timken Co.	8,600		192,726
Transdigm Group, Inc.	10,600		511,662
Trinity Industries, Inc.	7,400		115,736
United Technologies Corp.	9,000		607,320
Watts Water Technologies, Inc.	4,000		115,720
Wesco International, Inc.*	5,600		155,232
Total Industrials			4,728,632
Information Technology - 18.2%
Amphenol Corp., Class A	5,600		223,104
Aviat Networks, Inc.*	16,400		117,916
Avnet, Inc.*	7,400		195,656
Benchmark Electronics, Inc.*	17,200		313,384
BMC Software, Inc.*	1,000		38,640
Cisco Systems, Inc.*	3,500		78,645
Convergys Corp.*	10,400		111,280
CPI International, Inc.*	8,200		91,840
Dell, Inc.*	50,900		656,610
Dolby Laboratories, Inc.*	8,200		412,706
EMC Corp.*	8,500		141,695
Google, Inc.*	1,800		952,956
Harris Corp.	5,400		231,768
Hewlett-Packard Co.	20,200		950,814
Intel Corp.	36,600		710,040
International Business Machines Corp.	10,600		1,297,334
JDA Software Group, Inc.*	4,663		122,213
Microsoft Corp.	17,600		495,968
NVE Corp.*	3,000		125,100
Oracle Corp.	25,800		594,948
Sybase, Inc.*	3,000		122,010
Tech Data Corp.*	5,000		203,750
Texas Instruments, Inc.	2,400		54,000
TIBCO Software, Inc.*	20,600		184,576
WebMD Health Corp.*	6,200	[2]	241,676

Managers AMG FQ Tax-Managed U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Information Technology - 18.2% (continued)
Western Union Co., The*	9,600	$177,984
Total Information Technology		8,846,613
Materials - 4.9%
Boise, Inc.*	600	3,096
Commercial Metals Co.	10,400	142,896
Crown Holdings, Inc.*	7,000	166,670
Graphic Packaging Holding Co.*	46,700	157,846
Huntsman Corp.	24,000	292,560
International Paper Co.	10,200	233,682
KapStone Paper and Packaging Corp.*	12,200	112,728
Stepan Co.	3,000	175,440
Walter Industries, Inc.	3,200	207,744
Worthington Industries, Inc.	31,400	454,358
W.R. Grace & Co.*	18,200	434,616
Total Materials		2,381,636
Telecommunication Services - 2.5%
AT&T, Inc.	10,800	273,888
Sprint Corp.*	1	3
tw telecom, inc.*	52,000	801,320
U.S. Cellular Corp.*	4,600	168,222
Verizon Communications, Inc.	200	5,884
Total Telecommunication Services		1,249,317
Utilities - 4.4%
Centerpoint Energy, Inc.	2,800	39,060
Chesapeake Utilities Corp.	405	12,004
Constellation Energy Group, Inc.	13,200	426,096
El Paso Electric Co.*	24,200	465,850
Exelon Corp.	3,800	173,356
PG&E Corp.	2,000	84,480
Southwest Gas Corp.	15,400	426,118
UGI Corp.	14,600	357,846
UniSource Energy Corp.	4,000	122,960
Total Utilities		2,107,770
Total Common Stocks (cost $42,939,829)		48,013,524
Short-Term Investments - 3.5%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.10%[3]	750,000	750,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	320,519	66,107
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	876,528	876,528
Total Short-Term Investments (cost $1,947,047)		1,692,635
Total Investments - 102.2% (cost $44,886,876)		49,706,159
Other Assets, less Liabilities - (2.2)%		(1,089,197)
Net Assets - 100.0%		$48,616,962

Managers AMG FQ U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 99.4%
Consumer Discretionary - 9.0%
Big 5 Sporting Goods Corp.	2,400		$35,064
Cablevision Systems Corp., Class A	14,000		358,960
Cheesecake Factory, Inc., The*	1,400		29,596
Comcast Corp., Class A	34,000		538,220
Cooper Tire & Rubber Co.	17,000		289,510
DSW, Inc.*	1,600		38,560
DIRECTV Group, Inc., The, Class A*	14,000		424,900
Finish Line, Inc., The, Class A	6,800		75,412
Ford Motor Co.*	46,000		498,640
Gap, Inc., The	14,600		278,568
Garmin, Ltd.	3,600	[2]	116,316
Isle of Capri Casinos, Inc.*	9,400		75,670
Liberty Global, Inc., Class A*	6,400		162,432
Liberty Media Corp., Interactive Group*	19,000		197,220
Lithia Motors, Inc., Class A	18,800		146,640
News Corp., Inc., Class A	11,000		138,710
Ross Stores, Inc.	5,600		257,208
Sally Beauty Holdings, Inc.*	19,000		158,460
Steak n Shake Co., The*	200		64,248
TJX Cos., Inc., The	7,400		281,274
Target Corp.	6,000		307,620
UniFirst Corp.	1,000		50,240
Total Consumer Discretionary			4,523,468
Consumer Staples - 11.6%
American Italian Pasta Co.*	9,400		322,044
Boston Beer Co., Inc.*	1,200		55,020
Central Garden & Pet Co., Class A*	32,800		288,312
Church & Dwight Co., Inc.	1,400		84,406
Coca-Cola Co., The	5,000		271,250
Coca-Cola Enterprises, Inc.	14,600		294,774
Colgate-Palmolive Co.	5,400		432,162
Del Monte Foods Co.	25,400		289,052
General Mills, Inc.	1,400		99,834
Herbalife, Ltd.	7,800		303,030
Kimberly-Clark Corp.	5,800		344,462
Kraft Foods, Inc.	10,600		293,196
Kroger Co., The	10,400		222,872
PepsiCo, Inc.	800		47,696
Philip Morris International, Inc.	2,600		118,326
Procter & Gamble Co., The	14,200		874,010
Reynolds American, Inc.	4,200		223,440
Sanderson Farms, Inc.	8,200		383,350
Walgreen Co.	11,600		418,180

Managers AMG FQ U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Consumer Staples - 11.6% (continued)
Wal-Mart Stores, Inc.	8,200		$438,126
Total Consumer Staples			5,803,542
Energy - 9.3%
Cal Dive International, Inc.*	20,200		142,208
Chevron Corp.	9,400		677,928
ConocoPhillips Co.	12,600		604,800
CVR Energy, Inc.*	13,000		104,260
Exxon Mobil Corp.	22,000		1,417,460
Geokinetics, Inc.*	8,800		86,240
Hess Corp.	1,200		69,348
Marathon Oil Corp.	9,000		268,290
Nabors Industries, Ltd.*	9,600		214,080
National-Oilwell Varco, Inc.*	6,200		253,580
Occidental Petroleum Corp.	3,800		297,692
Oil States International, Inc.*	5,400		198,936
Stone Energy Corp.*	3,400		54,196
T-3 Energy Services, Inc.*	2,000		45,100
Williams Cos., Inc.	3,000		62,520
XTO Energy, Inc.	3,200		142,624
Total Energy			4,639,262
Financials - 13.5%
Aflac, Inc.	6,000		290,580
Advance America, Cash Advance Centers, Inc.	15,600		75,348
American Express Co.	2,400		90,384
American Financial Group, Inc.	7,400		183,594
Annaly Capital Management, Inc.	21,000		364,980
Arch Capital Group, Ltd.*	3,400		243,236
Bank of America Corp.	21,200		321,816
Bank of New York Mellon Corp.	5,600		162,904
Blackrock, Inc.	1,400		299,348
Chubb Corp., The	5,200		260,000
Community Bank System, Inc.	3,400		71,094
Delphi Financial Group, Inc., Class A	3,800		76,950
Dime Community Bancshares	6,200		74,958
FBL Financial Group, Inc., Class A	1,800		32,292
First American Corp.	6,800		201,076
Flushing Financial Corp.	4,400		53,900
Goldman Sachs Group, Inc.	3,200	[2]	475,904
Hudson City Bancorp, Inc.	26,200		347,674
JPMorgan Chase & Co.	24,600		957,924
Loews Corp.	9,600		343,392
MFA Financial, Inc.	26,000		191,360
NASB Financial, Inc.	1,400		30,100

Managers AMG FQ U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials - 13.5% (continued)
Northern Trust Corp.	4,800		$242,496
Oriental Financial Group, Inc.	29,200		332,296
Reinsurance Group of America, Inc.	3,200		155,904
Republic Bancorp, Inc., Class A	2,000		33,220
Santander BanCorp*	8,700		106,575
Travelers Companies, Inc., The	9,200		466,164
Wells Fargo & Co.	9,600		272,928
Total Financials			6,758,397
Health Care - 11.9%
American Medical Systems Holdings, Inc.*	8,200		157,440
Amgen, Inc.*	10,000		584,800
Cantel Medical Corp.*	16,200		312,336
Cardinal Health, Inc.	6,000		198,420
Cyberonics, Inc.*	3,200		59,968
Emergency Medical Services Corp., Class A*	6,400		336,064
HealthSouth Corp.*	14,600		262,946
Hi-Tech Pharmacal Co., Inc.*	14,400		310,176
Johnson & Johnson	7,400		465,164
Matrixx Initiatives, Inc.*	11,800	[2]	55,578
McKesson Corp.	4,000		235,280
Medco Health Solutions, Inc.*	6,200		381,176
Medical Action Industries, Inc.*	2,200		29,854
Merck & Co., Inc.	4,800		183,264
Odyssey HealthCare, Inc.*	6,000		88,080
Orthofix International N.V.*	1,800		54,234
PDL BioPharma, Inc.	40,000		256,000
Pfizer, Inc.	18,400		343,344
Providence Service Corp.*	4,600		59,064
Sirona Dental Systems, Inc.*	9,400		302,398
Steris Corp.	12,000		312,960
Symmetry Medical, Inc.*	17,200		153,424
UnitedHealth Group, Inc.	16,200		534,600
Valeant Pharmaceuticals International*	7,800		261,066
Total Health Care			5,937,636
Industrials - 10.8%
3M Co.	2,000		160,980
Acco Brands Corp.*	16,000		123,200
Alaska Airgroup, Inc.*	9,000		282,060
A.O. Smith Corp.	1,000		42,580
Apogee Enterprises, Inc.	7,200		99,072
Chart Industries, Inc.*	7,200		116,136
Consolidated Graphics, Inc.*	1,000		33,750
Copa Holdings, S.A., Class A*	3,000		155,940
Industrials - 10.8% (continued)
Dollar Thrifty Automotive Group, Inc.*	13,600		$331,296

Managers AMG FQ U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
EMCOR Group, Inc.*	8,400	202,104
EnerSys*	14,800	288,452
Gencorp, Inc.*	54,600	305,760
General Electric Co.	26,200	421,296
Graham Corp.	2,400	38,112
Hawaiian Holdings, Inc.*	23,600	140,184
Hubbell, Inc.	7,000	301,420
International Shipholding Corp.	2,200	60,632
Lockheed Martin Corp.	5,200	387,504
M&F Worldwide Corp.*	4,400	159,676
Powell Industries, Inc.*	3,400	99,314
Raytheon Co.	5,000	262,150
R.R. Donnelley & Sons Co.	12,600	249,732
Shaw Group, Inc., The*	9,800	316,442
Sterling Construction, Inc.*	4,200	79,884
Thomas & Betts Corp.*	2,800	94,528
Trinity Industries, Inc.	8,200	128,248
United Technologies Corp.	7,300	492,604
Total Industrials		5,373,056
Information Technology - 20.6%
3Com Corp.*	11,800	87,910
Acxiom Corp.	7,000	107,660
Anixter International, Inc.*	7,200	300,096
Apple, Inc.*	2,400	461,088
Arris Group, Inc.*	26,400	265,056
Aviat Networks, Inc.*	16,000	115,040
Cisco Systems, Inc.*	11,800	265,146
Dell, Inc.*	15,400	198,660
DST Systems, Inc.*	2,800	126,924
EarthLink, Inc.	34,000	275,740
Fidelity National Information Services, Inc.	6,600	155,496
Google, Inc.*	1,600	847,072
Harris Corp.	5,600	240,352
Hewlett-Packard Co.	12,800	602,496
Intel Corp.	38,800	752,720
InterDigital, Inc.*	14,200	352,018
International Business Machines Corp.	8,600	1,052,554
MasterCard, Inc., Class A	1,600	399,840
Microsoft Corp.	23,200	653,776
Multi-Fineline Electronix, Inc.*	1,600	38,192
Net 1 UEPS Technologies, Inc.*	5,800	103,704
Oplink Communications, Inc.*	2,000	29,700
Information Technology - 20.6% (continued)
Oracle Corp.	23,200	$534,992
Radiant Systems, Inc.*	8,600	99,330

Managers AMG FQ U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Seagate Technology, Inc.	17,800	297,794
Sybase, Inc.*	6,000	244,020
Symantec Corp.*	12,600	213,570
Tech Data Corp.*	7,600	309,700
Texas Instruments, Inc.	6,200	139,500
Visa, Inc., Class A	3,600	295,308
Western Digital Corp.*	8,200	311,518
Western Union Co., The*	12,200	226,188
Xerox Corp.	22,400	195,328
Total Information Technology		10,298,488
Materials - 4.8%
Crown Holdings, Inc.*	4,200	100,002
Freeport McMoRan Copper & Gold, Inc., Class B	3,800	253,422
Innophos Holdings, Inc.	5,400	105,624
International Paper Co.	13,600	311,576
KapStone Paper and Packaging Corp.*	7,600	70,224
Lubrizol Corp.	4,600	338,974
NewMarket Corp.	1,600	144,352
Omnova Solutions, Inc.*	15,800	89,428
Owens-Illinois, Inc.*	6,000	163,320
P.H. Glatfelter Co.	6,200	85,560
Rock-Tenn Co., Class A	4,200	179,298
Stepan Co.	4,200	245,616
Walter Industries, Inc.	4,600	298,632
Total Materials		2,386,028
Telecommunication Services - 3.2%
AT&T, Inc.	27,600	699,936
Qwest Communications International, Inc.	46,000	193,660
Telephone & Data Systems, Inc.	10,400	328,120
Verizon Communications, Inc.	13,400	394,228
Total Telecommunication Services		1,615,944
Utilities - 4.7%
Avista Corp.	5,200	105,976
Constellation Energy Group, Inc.	4,200	135,576
El Paso Electric Co.*	5,000	96,250
Energen Corp.	7,400	325,230
Exelon Corp.	3,400	155,108
FPL Group, Inc.	1,800	87,768
Mirant Corp.*	12,200	171,654
NRG Energy, Inc.*	5,200	125,372
NV Energy, Inc.	27,400	315,648
Public Service Enterprise Group, Inc.	6,800	208,012
Sempra Energy	1,000	50,750
Utilities - 4.7% (continued)
Southern Union Company	3,600	$79,344
UGI Corp.	7,600	186,276
UniSource Energy Corp.	9,200	282,808

Managers AMG FQ U.S. Equity Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Total Utilities		2,325,772
Total Common Stocks (cost $48,885,283)		49,661,593
Short-Term Investments - 1.1%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.10%[3]	105,000	105,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	201,101	41,477
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	409,188	409,188
Total Short-Term Investments (cost $715,289)		555,665
Total Investments - 100.5% (cost $49,600,572)		50,217,258
Other Assets, less Liabilities - (0.5)%		(251,194)
Net Assets - 100.0%		$49,966,064

Managers FQ Global Alternatives Fund

January 31, 2010

Statement of Net Assets (unaudited)	Principal Amount	Value
Assets:
Investments in Securities - 95.2%
U.S. Government Obligations - 6.2%[6,7]
U.S. Treasury Bills, 0.076%, 05/06/10	$900,000	$899,819
U.S. Treasury Bills, 0.100%, 02/04/10	5,480,000	5,479,978
U.S. Treasury Bills, 0.147%, 07/29/10	10,225,000	10,217,567

Total U.S. Government Obligations (cost $16,597,776)		16,597,364

	Shares
Exchange Traded Fund - 17.9%
S&P 500 SPDR Trust Series I (cost $39,230,480)	448,130	48,115,718
Short-Term Investments - 71.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	72,441,232	72,441,232
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	118,046,175	118,046,175

Total Short-Term Investments (cost $190,487,407)		190,487,407

Total Investments in Securities (cost $246,315,663)		255,200,489
Foreign currency		15,272
Receivable for Fund shares sold		3,060,911
Interest and other receivables		20,075
Receivable for variation margin on futures contracts		4,709,358
Unrealized gains on forward foreign currency contracts		16,102,921
Prepaid expenses		31,935

Total assets		279,140,961
Liabilities:
Payable for Fund shares repurchased		1,155,340
Unrealized losses on forward foreign currency contracts		6,313,359
Payable for variation margin on futures contracts		3,280,758
Accrued expenses:
Investment advisory and management fees		227,302
Administrative fees		54,987
Distribution fees		74,333
Professional fees		24,391
Other		42,192

Total liabilities		11,172,662

Net Assets		$267,968,299

Net Assets Represent:
Paid-in capital		$261,249,074
Undistributed net investment loss		(2,488,054)
Accumulated net realized loss from investments, futures and foreign currency contracts transactions		(10,725,997)
Net unrealized appreciation of investments, futures, foreign currency contracts and translations		19,933,276

Net Assets		$267,968,299

Class A Shares - Net Assets		$235,857,806
Shares outstanding		23,053,886
Net asset value and redemption price per share		$10.23
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))		$10.85
Class C Shares - Net Assets		$31,194,785
Shares outstanding		3,114,264
Net asset value and redemption price per share		$10.02
Service Shares - Net Assets		$10,267
Shares outstanding		1,003
Net asset value and redemption price per share		$10.24
Institutional Shares - Net Assets		$905,441
Shares outstanding		88,458
Net asset value and redemption price per share		$10.24

Managers FQ Global Essentials Fund

January 31, 2010

Statement of Net Assets (unaudited)	Principal Amount	Value
Assets:
Investments in Securities - 117.4%
U.S. Government Obligations - 11.2%
U.S. Treasury Bills, 0.121%, 07/08/10 [6,7] (cost $8,994,211)	$9,000,000	$8,995,608

	Shares
Exchange Traded Funds - 41.4%
iShares Barclays TIPS Bond[2]	165,689	17,478,533
Jefferies TR/J CRB Global Commodity Equity Index	71,414	2,823,709
Market Vectors, Gold Miners[2]	70,540	2,872,389
Market Vectors, Hard Assets Producers	91,200	2,843,616
SPDR DB International Government Inflation-Protected Bond[2]	74,421	4,080,503
Vanguard REIT[2]	75,281	3,182,128

Total Exchange Traded Funds (cost $33,968,772)		33,280,878
Short-Term Investments - 64.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.10%[3]	13,848,000	13,848,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	103,687	21,385
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	13,153,108	13,153,108
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	25,005,718	25,005,718

Total Short-Term Investments (cost $52,110,512)		52,028,211

Total Investments (cost $95,073,495)		94,304,697
Foreign currency		2,610
Receivable for Fund shares sold		33,024
Interest and other receivables		46,133
Receivable for variation margin on futures contracts		300,647
Prepaid expenses		9,208

Total assets		94,696,319
Liabilities:
Payable for Fund shares repurchased		113,159
Payable upon return of securities loaned		13,951,687
Payable for variation margin on futures contracts		206,723
Accrued expenses:
Investment advisory and management fees		35,571
Administrative fees		17,589
Professional fees		18,242
Other		37,371

Total liabilities		14,380,342

Net Assets		$80,315,977

Net Assets Represent:
Paid-in capital		$148,185,376
Undistributed net investment income		13,578
Accumulated net realized loss from investments, futures and foreign currency transactions		(66,402,193)
Net unrealized depreciation of investments, futures and foreign currency translations		(1,480,784)

Net Assets		$80,315,977

Investor Shares - Net Assets		$9,859
Shares outstanding		880
Net asset value and redemption price per share		$11.20
Service Shares - Net Assets		$9,860
Shares outstanding		880
Net asset value and redemption price per share		$11.20
Institutional Shares - Net Assets		$80,296,258
Shares outstanding		7,168,811
Net asset value and redemption price per share		$11.20

Managers Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 16.5%
America’s Car-Mart, Inc.*	21,600	$508,248
Amerigon, Inc.*	36,960	301,224
R.G. Barry Corp.	39,700	351,345
Benihana, Inc.*	105,464	465,096
BJ’s Restaurants, Inc.*	30,272	639,950
Bridgepoint Education, Inc.*	24,550	357,694
Buffalo Wild Wings, Inc.*	17,860	836,027
CKE Restaurants, Inc.	42,700	356,972
CSS Industries, Inc.	12,400	214,892
Cache, Inc.*	75,573	317,407
California Pizza Kitchen, Inc.*	17,100	235,980
Casual Male Retail Group, Inc.*	250,138	700,386
Chinacast Education Corp.*	41,400	274,896
Kenneth Cole Productions, Inc.	22,207	227,400
Core-Mark Holding Co., Inc.*	5,600	166,992
Deer Consumer Products, Inc.*	21,000	216,090
Delta Apparel, Inc.*	1,500	19,080
Finish Line, Inc., The, Class A	13,400	148,606
Fred’s, Inc.	8,700	87,261
Grand Canyon Education, Inc.*	15,565	310,833
Hawk Corp., Class A*	9,345	162,323
hhgregg, Inc.*	48,595	1,035,074
Hibbett Sports, Inc.*	19,386	411,371
Hooker Furniture Corp.	11,588	147,283
IMAX Corp.*	38,077	487,386
Interclick, Inc.*	40,765	196,895
K12, Inc.*	9,300	185,907
Learning Tree International, Inc.*	13,600	149,872
Lincoln Educational Services Corp.*	7,300	151,256
Lumber Liquidators Holdings, Inc.*	39,520	935,834
Mac-Gray Corp.*	20,400	182,784
Maidenform Brands, Inc.*	19,800	296,010
Marcus Corp., The	12,500	139,750
McCormick & Schmick’s Seafood Restaurants, Inc.*	31,479	260,331
Midas, Inc.*	21,100	174,075
Monro Muffler Brake, Inc.	20,900	715,198
Morton’s Restaurant Group, Inc.*	28,500	109,155
Movado Group, Inc.	56,400	616,452
New York & Company, Inc.*	48,000	172,800
Peet’s Coffee & Tea, Inc.*	17,245	563,912
RC2 Corp.*	5,125	73,646
Rentrak Corp.*	4,600	76,866
Rue21, Inc.*	17,900	501,737
Shuffle Master, Inc.*	41,700	370,713
Shutterfly, Inc.*	41,475	656,134
Steinway Musical Instruments, Inc.*	46,125	751,838
Summer Infant, Inc.*	43,895	228,254
True Religion Apparel, Inc.*	62,995	1,216,433

Managers Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Consumer Discretionary - 16.5% (continued)
Universal Electronics, Inc.*	79,963		$1,900,721
Volcom, Inc.*	21,600		340,632
Westport Innovations, Inc.*	42,700		529,480
Wonder Auto Technology, Inc.*	24,100		241,723
Zumiez, Inc.*	24,700		314,431
Total Consumer Discretionary			21,032,655
Consumer Staples - 2.0%
Andersons, Inc., The	6,000		161,880
Boston Beer Co., Inc.*	7,900		362,215
Elizabeth Arden, Inc.*	16,700		259,184
Inter Parfums, Inc.	6,608		87,952
J&J Snack Foods Corp.	5,500		229,955
Nash Finch Co.	18,400		634,800
Nutraceutical International Corp.*	7,400		96,126
Pantry, Inc., The*	10,300		138,741
QKL Stores, Inc.*	62,500		368,750
Rocky Mountain Chocolate Factory, Inc.	9,400		81,780
Susser Holdings Corp.*	16,800		148,176
Total Consumer Staples			2,569,559
Energy - 4.9%
Bolt Technology Corp.*	6,400		64,000
Carrizo Oil & Gas, Inc.*	25,010		600,240
Clean Energy Fuels Corp.*	29,900		500,526
Dawson Geophysical Co.*	6,400		138,816
GeoResources, Inc.*	36,500		466,470
Goodrich Petroleum Corp.*	17,700	[2]	368,691
Gulf Island Fabrication, Inc.	14,700		256,662
Gulfport Energy Corp.*	18,300		189,222
ION Geophysical Corp.*	36,700		174,325
Kodiak Oil & Gas Corp.*	111,600		263,376
Northern Oil & Gas, Inc.*	58,195		643,055
OYO Geospace Corp.*	5,100		191,097
Panhandle Oil and Gas, Inc.	7,700		178,255
PetroQuest Energy, Inc.*	67,160		365,350
Rex Energy Corp.*	30,300		375,417
TGC Industries, Inc.*	39,543		158,567
Tesco Corp.*	18,900		247,023
Tetra Technologies, Inc.*	28,700		300,202
Union Drilling, Inc.*	49,430		359,356
Willbros Group, Inc.*	29,000		443,410
Total Energy			6,284,060
Financials - 9.9%
Alliance Financial Corp.	3,100		78,957
Altisource Portfolio Solutions S.A.*	14,600		335,070
American Physicians Capital, Inc.	10,000		277,600
American Safety Insurance Holdings, Ltd.*	4,900		67,375
Amerisafe, Inc.*	49,806		861,644
Associated Estates Realty Corp.	15,100		178,331
Asta Funding, Inc.	52,500	[2]	327,600

Managers Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials - 9.9% (continued)
Baldwin & Lyons, Inc.	3,700		$88,023
Bank of Marin Bancorp	8,200		260,678
Bar Harbor Bankshares	2,500		67,525
Boston Private Financial Holdings, Inc.	23,600		169,212
Broadpoint Gleacher Securities Group, Inc.*	36,012		145,849
Bryn Mawr Bank Corp.	4,500		72,045
CenterState Banks, Inc.	16,200		179,172
CoBiz Financial, Inc.	28,700		153,258
Cogdell Spencer, Inc.	14,100		91,086
Columbia Banking System, Inc.	16,000		303,840
Community Trust Bancorp, Inc.	13,600		344,488
Compass Diversified Holdings	71,900		842,668
Cypress Sharpridge Investments, Inc.	31,700		427,316
Danvers Bancorp, Inc.	24,300		331,452
ESB Financial Corp.	5,600		65,632
Eastern Insurance Holdings, Inc.	16,136		136,026
ESSA Bancorp, Inc.	6,500		77,025
Evercore Partners, Inc., Class A	8,600		256,882
First Cash Financial Services, Inc.*	14,400		328,752
First Community Bancshares, Inc.	25,575		298,204
First of Long Island Corp., The	6,300		152,649
First Mercury Financial Corp.	12,000		157,320
Hallmark Financial Services, Inc.*	22,200		174,270
Independent Bank Corp. (MA)	11,200		260,960
LaSalle Hotel Properties	14,800		298,220
Meadowbrook Insurance Group, Inc.	55,100		371,925
Mercer Insurance Group, Inc.	9,200		156,400
Mission West Properties, Inc.	11,700		82,485
National Bankshares, Inc.	9,900		249,480
National Interstate Corp.	37,600	[2]	676,800
Northrim Bancorp, Inc.	16,936		271,484
OceanFirst Financial Corp., Inc.	7,700		79,772
Penson Worldwide, Inc.*	15,500		130,510
Pinnacle Financial Partners, Inc.*	17,400		263,088
Ramco-Gershenson Properties Trust	7,900		75,208
SCBT Financial Corp.	5,866		175,980
SWS Group, Inc.	32,300		387,600
S.Y. Bancorp, Inc.	13,300		281,827
SeaBright Insurance Holdings, Inc.*	18,700		190,366
Shore Bancshares, Inc.	5,900		78,470
Simmons First National Corp., Class A	8,300		222,772
Southside Bancshares, Inc.	16,883		335,972
Urstadt Biddle Properties, Inc., Class A	10,700		160,393
ViewPoint Financial Group	6,000		88,500
Washington Banking Co.	27,200		320,960
Washington Trust Bancorp, Inc.	11,100		189,699
Total Financials			12,598,820

Managers Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Health Care - 13.9%
ATS Medical, Inc.*	130,800	$341,388
Addus HomeCare Corp.*	37,500	331,125
Allos Therapeutics, Inc.*	58,000	421,080
America Service Group, Inc.	11,700	179,946
American Dental Partners, Inc.*	20,700	261,855
Bio-Reference Laboratories, Inc.*	21,110	797,958
Computer Programs & Systems, Inc.	7,900	297,277
Conceptus, Inc.*	37,095	720,014
Cyberonics, Inc.*	19,100	357,934
DexCom, Inc.*	82,200	744,732
Endologix, Inc.*	157,320	720,526
Ensign Group, Inc., The	10,700	182,863
eResearch Technology, Inc.*	37,000	227,550
Eurand N.V.*	29,203	322,693
Exactech, Inc.*	24,700	398,905
Genoptix, Inc.*	9,460	308,018
HMS Holdings Corp.*	13,295	599,472
HeartWare International, Inc.*	10,600	409,690
IPC The Hospitalist Co., Inc.*	16,200	550,638
Insulet Corp.*	77,655	1,058,438
Kensey Nash Corp.*	43,500	1,053,570
LHC Group, Inc.*	25,300	778,987
Landauer, Inc.	14,200	839,788
MAKO Surgical Corp.*	42,600	489,048
Medical Action Industries, Inc.*	16,100	218,477
Meridian Bioscience, Inc.	38,100	763,524
NxStage Medical, Inc.*	79,500	644,745
Obagi Medical Products, Inc.*	16,100	172,592
Odyssey HealthCare, Inc.*	6,100	89,548
Phase Forward, Inc.*	24,400	356,728
Res-Care, Inc.*	29,100	262,191
Sharps Compliance Corp.*	36,900	269,001
Somanetics Corp.*	26,500	420,025
SonoSite, Inc.*	15,265	415,666
Symmetry Medical, Inc.*	24,000	214,080
U.S. Physical Therapy, Inc.*	20,900	327,294
Vanda Pharmaceuticals, Inc.*	25,322	253,473
Viropharma, Inc.*	48,800	482,144
Young Innovations, Inc.	5,985	137,595
Zoll Medical Corp.*	11,900	331,296
Total Health Care		17,751,874
Industrials - 17.3%
AAON, Inc.	8,100	166,779
Acco Brands Corp.*	86,900	669,130
AZZ, Inc.*	38,400	1,155,072
Alamo Group, Inc.	8,800	157,960
Allied Defense Group, Inc., The*	37,300	268,933
American Ecology Corp.	19,100	302,735
Ameron International Corp.	4,700	324,441

Managers Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 17.3% (continued)
Ampco-Pittsburgh Corp.	8,200		$209,346
Apogee Enterprises, Inc.	11,000		151,360
Michael Baker Corp.*	7,900		308,179
Barrett Business Services, Inc.	18,237		233,616
C&D Technologies, Inc.*	130,900	[2]	193,732
CBIZ, Inc.*	41,200		298,700
CRA International, Inc.*	18,000		467,100
Cascade Corp.	8,000		231,600
Celadon Group, Inc.*	24,400		239,608
Chart Industries, Inc.*	50,200		809,726
China Valves Technology, Inc.*	23,900		237,088
Columbus McKinnon Corp.*	93,800		1,273,804
Comfort Systems USA, Inc.	13,000		152,490
Courier Corp.	16,300		227,874
Ducommun, Inc.	15,500		278,690
Dynamex, Inc.*	13,600		216,512
Dynamic Materials Corp.	20,480		336,077
Eagle Bulk Shipping, Inc.	33,700	[2]	168,500
EnerNOC, Inc.*	12,571		391,461
Ennis, Inc.	24,600		369,000
EnPro Industries, Inc.*	9,300		226,455
Exponent, Inc.*	6,300		169,533
LB Foster Co., Class A*	20,700		558,486
Furmanite Corp.*	74,100		240,825
GP Strategies Corp.*	22,833		168,964
Harbin Electric, Inc.*	19,500		331,110
Hurco Companies, Inc.*	27,700	[2]	464,252
ICF International, Inc.*	6,110		143,035
Interface, Inc., Class A	64,800		525,528
Kforce, Inc.*	44,300		592,291
Kimball International, Inc., Class B	10,700		84,316
Knoll, Inc.	27,700		311,902
LSI Industries, Inc.	42,597		253,878
LaBarge, Inc.*	106,600		1,170,468
MYR Group, Inc.*	8,900		141,154
Marten Transport, Ltd.*	14,200		250,062
Met-Pro Corp.	24,600		230,502
Metalico, Inc.*	18,000		88,740
North American Galvanizing & Coatings, Inc.*	71,100		359,766
OceanFreight, Inc.	117,000	[2]	97,110
Old Dominion Freight Line, Inc.*	19,700		541,750
Orion Marine Group, Inc.*	74,720		1,414,450
PGT, Inc.*	61,600		118,272
Powell Industries, Inc.*	18,000		525,780
Saia, Inc.*	22,200		266,400
Spherion Corp.*	12,800		72,192
Standard Parking Corp.*	59,700		968,931
Sun Hydraulics Corp.	15,700	[2]	351,366
TBS International PLC, Class A*	29,100	[2]	175,182

Managers Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 17.3% (continued)
TrueBlue, Inc.	32,600		$473,026
UQM Technologies, Inc.*	47,745		227,744
Universal Truckload Services, Inc.	9,100		153,244
Vitran Corp., Inc., Class A*	51,423		463,835
Volt Information Sciences, Inc.*	15,800		146,782
Total Industrials			22,146,844
Information Technology - 26.7%
Actuate Corp.*	48,800		243,512
Advanced Analogic Technologies, Inc.*	99,300		331,662
Advanced Energy Industries, Inc.*	28,462		373,421
Anadigics, Inc.*	54,000		195,480
Anaren Microwave, Inc.*	16,800		215,544
Ancestry.com, Inc.*	18,200		252,616
Applied Micro Circuits Corp.*	40,065		293,676
Archipelago Learning, Ltd.*	17,735		316,747
Aruba Networks, Inc.*	40,295		418,665
Aspen Technology, Inc.*	55,100		506,920
Bel Fuse, Inc.	13,100		248,507
Cavium Networks, Inc.*	16,300		352,243
Ceragon Networks, Ltd.*	26,400		311,256
CommVault Systems, Inc.*	16,900		358,111
Compellent Technologies, Inc.*	53,680		1,067,158
Computer Task Group, Inc.*	40,900		288,345
Comtech Telecommunications Corp.*	35,900		1,269,424
Constant Contact, Inc.*	14,700		259,308
DG FastChannel, Inc.*	31,895		869,139
DTS, Inc.*	13,900		393,370
DealerTrack Holdings, Inc.*	10,975		197,221
Digi International, Inc.*	30,428		292,109
DivX, Inc.*	120,600	[2]	677,772
Double-Take Software, Inc.*	24,300		248,103
DragonWave, Inc.*	28,600		320,034
EMS Technologies, Inc.*	56,600		725,612
Entegris, Inc.*	50,890		185,240
Forrester Research, Inc.*	6,900		186,921
GSI Technology, Inc.*	18,000		80,280
Hackett Group, Inc., The*	30,500		70,760
Hollysys Automation Technologies, Ltd.*	21,300		244,950
IPG Photonics Corp.*	30,600		440,640
iGATE Corp.*	47,070		475,407
Interactive Intelligence, Inc.*	46,300		800,990
IXYS Corp.*	22,900		159,384
KIT Digital, Inc.*	18,700		193,919
Knot, Inc., The*	37,300		341,295
Kulicke & Soffa Industries, Inc.*	66,600		307,026
Lionbridge Technologies, Inc.*	147,700		342,664
LivePerson, Inc.*	28,415		180,151
LogMeIn, Inc.*	32,615		552,824
MTS Systems Corp.	14,000		360,220
Information Technology - 26.7% (continued)
Maxwell Technologies, Inc.*	38,370		$560,202

Managers Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Methode Electronics, Inc.	8,800	96,712
Mindspeed Technologies, Inc.*	106,475	672,922
Monolithic Power Systems, Inc.*	13,100	270,122
Multi-Fineline Electronix, Inc.*	3,000	71,610
NIC, Inc.	119,200	1,010,816
Netezza Corp.*	45,600	414,504
NetLogic Microsystems, Inc.*	13,975	572,416
OSI Systems, Inc.*	12,800	338,816
O2Micro International, Ltd.*	84,180	394,804
Omnivision Technologies, Inc.*	23,280	300,312
OpenTable, Inc.*	23,555	586,284
Oplink Communications, Inc.*	9,500	141,075
PC Connection, Inc.*	25,500	163,200
Perficient, Inc.*	33,700	327,227
Power Integrations, Inc.	12,285	383,415
PROS Holdings, Inc.*	55,700	442,815
Renaissance Learning, Inc.	7,000	93,170
Renesola, Ltd., Sponsored ADR*	90,500	398,200
RightNow Technologies, Inc.*	27,900	446,121
S1 Corp.*	11,300	67,574
ShoreTel, Inc.*	58,600	311,166
Sierra Wireless, Inc.*	13,700	151,933
SkillSoft PLC*	69,200	674,700
Sonic Solutions, Inc.*	99,100	848,296
SonicWALL, Inc.*	30,700	233,934
Sourcefire, Inc.*	13,745	286,583
Spectrum Control, Inc.*	91,418	943,434
Super Micro Computer, Inc.*	7,100	87,827
Symmetricom, Inc.*	27,292	139,189
Synchronoss Technologies, Inc.*	34,000	569,840
TESSCO Technologies, Inc.	5,000	93,250
Taleo Corp.*	20,400	414,324
Techwell, Inc.*	41,815	452,020
Terremark Worldwide, Inc.*	75,625	618,612
Travelzoo, Inc.*	18,250	195,822
Tyler Technologies, Inc.*	53,400	1,000,182
Ultimate Software Group, Inc., The*	9,800	293,020
VanceInfo Technologies, Inc., Sponsored ADR*	24,100	386,323
Veeco Instruments, Inc.*	13,300	423,206
Virtusa Corp.*	66,630	593,673
Volterra Semiconductor Corp.*	35,145	684,976
Xyratex, Ltd.*	67,100	919,941
Total Information Technology		34,023,194
Materials - 3.5%
Brush Engineered Materials, Inc.*	4,500	80,865
Buckeye Technologies, Inc.*	34,100	390,104
Chemspec International, Ltd., Sponsored ADR*	25,900	169,904
ICO, Inc.	22,800	176,016

Managers Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Materials - 3.5% (continued)
Koppers Holdings, Inc.	31,100		$868,312
Landec Corp.*	70,800		449,580
Myers Industries, Inc.	15,400		140,756
Omnova Solutions, Inc.*	70,900		401,294
Quaker Chemical Corp.	7,500		131,175
STR Holdings, Inc.*	32,800		547,104
Universal Stainless & Alloy Products, Inc.*	58,800		1,071,924
Total Materials			4,427,034
Telecommunication Services - 0.3%
Neutral Tandem, Inc.*	13,105		202,603
Shenandoah Telecommunications Co.*	11,949		205,523
Total Telecommunication Services			408,126
Utilities - 0.9%
Central Vermont Public Service Corp.	23,800		467,432
Chesapeake Utilities Corp.	7,700		228,228
Unitil, Corp.	21,900		476,763
Total Utilities			1,172,423
Total Common Stocks (cost $112,766,330)			122,414,589
Other Investment Companies - 0.7%
SPDR KBW Regional Banking ETF (cost $809,086)	37,900	[2]	912,253
Short-Term Investments - 4.5%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.10%[3]	1,895,000		1,895,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	3,911,934		3,911,934
Total Short-Term Investments (cost $5,806,934)			5,806,934
Total Investments - 101.1% (cost $119,382,350)			129,133,776
Other Assets, less Liabilities - (1.1)%			(1,425,866)
Net Assets - 100.0%			$127,707,910

Managers Institutional Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 97.3%
Consumer Discretionary - 16.8%
America’s Car-Mart, Inc.*	4,200	$98,826
Amerigon, Inc.*	7,205	58,721
Benihana, Inc.*	18,950	83,570
BJ’s Restaurants, Inc.*	5,935	125,466
Bridgepoint Education, Inc.*	4,790	69,790
Buffalo Wild Wings, Inc.*	3,425	160,324
Cache, Inc.*	14,481	60,820
California Pizza Kitchen, Inc.*	2,950	40,710
Casual Male Retail Group, Inc.*	47,382	132,670
Chinacast Education Corp.*	8,000	53,120
CKE Restaurants, Inc.	7,750	64,790
Core-Mark Holding Co., Inc.*	983	29,313
CSS Industries, Inc.	2,238	38,785
Deer Consumer Products, Inc.*	4,100	42,189
Delta Apparel, Inc.*	330	4,198
Finish Line, Inc., The, Class A	2,750	30,498
Fred’s, Inc.	1,500	15,045
Grand Canyon Education, Inc.*	3,035	60,609
Hawk Corp., Class A*	1,700	29,529
hhgregg, Inc.*	9,495	202,244
Hibbett Sports, Inc.*	3,779	80,190
Hooker Furniture Corp.	2,097	26,653
IMAX Corp.*	7,344	94,003
Interclick, Inc.*	7,985	38,568
K12, Inc.*	1,800	35,982
Kenneth Cole Productions, Inc.	4,528	46,367
Learning Tree International, Inc.*	2,300	25,346
Lincoln Educational Services Corp.*	1,360	28,179
Lumber Liquidators Holdings, Inc.*	7,720	182,810
Mac-Gray Corp.*	4,004	35,876
Maidenform Brands, Inc.*	3,425	51,204
Marcus Corp., The	2,150	24,037
McCormick & Schmick’s Seafood Restaurants, Inc.*	6,945	57,435
Midas, Inc.*	3,654	30,146
Monro Muffler Brake, Inc.	4,026	137,770
Morton’s Restaurant Group, Inc.*	4,950	18,958
Movado Group, Inc.	10,500	114,765
New York & Company, Inc.*	10,200	36,720
Peet’s Coffee & Tea, Inc.*	3,260	106,602
R.G. Barry Corp.	7,486	66,251
RC2 Corp.*	930	13,364
Rentrak Corp.*	895	14,955
Rue21, Inc.*	3,500	98,105
Shuffle Master, Inc.*	8,100	72,009
Shutterfly, Inc.*	8,025	126,956
Steinway Musical Instruments, Inc.*	8,774	143,016
Summer Infant, Inc.*	8,565	44,538

Managers Institutional Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.3%
Consumer Discretionary - 16.8% (continued)
True Religion Apparel, Inc.*	12,045		$232,589
Universal Electronics, Inc.*	14,958		355,552
Volcom, Inc.*	4,200		66,234
Westport Innovations, Inc.*	8,300		102,920
Wonder Auto Technology, Inc.*	4,700		47,141
Zumiez, Inc.*	4,700		59,831
Total Consumer Discretionary			4,016,289
Consumer Staples - 2.0%
Andersons, Inc., The	1,075		29,004
Boston Beer Co., Inc.*	1,500		68,775
Elizabeth Arden, Inc.*	2,912		45,194
Inter Parfums, Inc.	1,211		16,118
J&J Snack Foods Corp.	1,079		45,113
Nash Finch Co.	3,400		117,300
Nutraceutical International Corp.*	1,283		16,666
Pantry, Inc., The*	1,800		24,246
QKL Stores, Inc.*	12,100		71,390
Rocky Mountain Chocolate Factory, Inc.	1,654		14,390
Susser Holdings Corp.*	2,900		25,578
Total Consumer Staples			473,774
Energy - 5.0%
Bolt Technology Corp.*	1,200		12,000
Carrizo Oil & Gas, Inc.*	4,880		117,120
Clean Energy Fuels Corp.*	5,700		95,418
Dawson Geophysical Co.*	1,305		28,305
GeoResources, Inc.*	6,800		86,904
Goodrich Petroleum Corp.*	3,300	[2]	68,739
Gulf Island Fabrication, Inc.	2,546		44,453
Gulfport Energy Corp.*	3,400		35,156
ION Geophysical Corp.*	9,100		43,225
Kodiak Oil & Gas Corp.*	21,600		50,976
Northern Oil & Gas, Inc.*	11,335		125,252
OYO Geospace Corp.*	1,000		37,470
Panhandle Oil and Gas, Inc.	1,150		26,622
PetroQuest Energy, Inc.*	13,105		71,291
Rex Energy Corp.*	5,900		73,101
Tesco Corp.*	3,500		45,745
Tetra Technologies, Inc.*	6,075		63,544
TGC Industries, Inc.*	6,838		27,420
Union Drilling, Inc.*	8,553		62,180
Willbros Group, Inc.*	5,400		82,566
Total Energy			1,197,487
Financials - 9.8%
Alliance Financial Corp.	550		14,008
Altisource Portfolio Solutions S.A.*	2,800		64,260
American Physicians Capital, Inc.	2,023		56,158
American Safety Insurance Holdings, Ltd.*	850		11,688
Amerisafe, Inc.*	9,140		158,122

Managers Institutional Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 97.3%
Financials - 9.8% (continued)
Associated Estates Realty Corp.	2,843	$33,576
Asta Funding, Inc.	9,800	61,152
Baldwin & Lyons, Inc.	609	14,488
Bank of Marin Bancorp	1,400	44,506
Bar Harbor Bankshares	450	12,154
Boston Private Financial Holdings, Inc.	4,400	31,548
Broadpoint Gleacher Securities Group, Inc.*	6,960	28,188
Bryn Mawr Bank Corp.	1,000	16,010
CenterState Banks, Inc.	3,100	34,286
CoBiz Financial, Inc.	5,400	28,836
Cogdell Spencer, Inc.	2,500	16,150
Columbia Banking System, Inc.	3,100	58,869
Community Trust Bancorp, Inc.	2,411	61,071
Compass Diversified Holdings	13,400	157,048
Cypress Sharpridge Investments, Inc.	5,900	79,532
Danvers Bancorp, Inc.	4,100	55,924
Eastern Insurance Holdings, Inc.	3,270	27,566
ESB Financial Corp.	950	11,134
ESSA Bancorp, Inc.	1,100	13,035
Evercore Partners, Inc., Class A	1,700	50,779
First Cash Financial Services, Inc.*	2,803	63,992
First Community Bancshares, Inc.	5,180	60,399
First Mercury Financial Corp.	2,100	27,531
First of Long Island Corp., The	1,100	26,653
Hallmark Financial Services, Inc.*	3,825	30,026
Independent Bank Corp. (MA)	1,990	46,367
LaSalle Hotel Properties	2,800	56,420
Meadowbrook Insurance Group, Inc.	9,983	67,385
Mercer Insurance Group, Inc.	1,600	27,200
Mission West Properties, Inc.	2,044	14,410
National Bankshares, Inc.	1,700	42,840
National Interstate Corp.	7,000	126,000
Northrim Bancorp, Inc.	3,200	51,296
OceanFirst Financial Corp., Inc.	1,325	13,727
Penson Worldwide, Inc.*	2,750	23,155
Pinnacle Financial Partners, Inc.*	3,400	51,408
Ramco-Gershenson Properties Trust	1,650	15,708
S.Y. Bancorp, Inc.	2,590	54,882
SCBT Financial Corp.	1,040	31,200
SeaBright Insurance Holdings, Inc.*	3,500	35,630
Shore Bancshares, Inc.	1,050	13,965
Simmons First National Corp., Class A	1,650	44,286
Southside Bancshares, Inc.	2,776	55,242
SWS Group, Inc.	6,000	72,000
Urstadt Biddle Properties, Inc., Class A	1,850	27,732
ViewPoint Financial Group	1,050	15,488
Washington Banking Co.	5,100	60,180
Washington Trust Bancorp, Inc.	1,900	32,471
Total Financials		2,327,681

Managers Institutional Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 97.3%
Health Care - 14.2%
Addus HomeCare Corp.*	7,300	$64,459
Allos Therapeutics, Inc.*	11,200	81,312
America Service Group, Inc.	2,050	31,529
American Dental Partners, Inc.*	3,600	45,540
ATS Medical, Inc.*	25,300	66,033
Bio-Reference Laboratories, Inc.*	3,990	150,822
Computer Programs & Systems, Inc.	1,500	56,445
Conceptus, Inc.*	7,180	139,364
Cyberonics, Inc.*	3,700	69,338
DexCom, Inc.*	15,900	144,054
Endologix, Inc.*	30,420	139,324
Ensign Group, Inc.,The	1,975	33,753
eResearch Technology, Inc.*	6,550	40,282
Eurand N.V.*	5,688	62,852
Exactech, Inc.*	4,600	74,290
Genoptix, Inc.*	1,842	59,976
HeartWare International, Inc.*	2,000	77,300
HMS Holdings Corp.*	2,535	114,303
Insulet Corp.*	16,790	228,848
IPC The Hospitalist Co., Inc.*	3,100	105,369
Kensey Nash Corp.*	8,050	194,971
Landauer, Inc.	2,600	153,764
LHC Group, Inc.*	4,737	145,852
MAKO Surgical Corp.*	8,300	95,284
Medical Action Industries, Inc.*	2,761	37,467
Meridian Bioscience, Inc.	7,100	142,284
NxStage Medical, Inc.*	15,300	124,083
Obagi Medical Products, Inc.*	2,800	30,016
Odyssey HealthCare, Inc.*	1,050	15,414
Phase Forward, Inc.*	4,700	68,714
Res-Care, Inc.*	5,040	45,410
Sharps Compliance Corp.*	7,100	51,759
Somanetics Corp.*	5,100	80,835
SonoSite, Inc.*	2,980	81,145
Symmetry Medical, Inc.*	4,600	41,032
U.S. Physical Therapy, Inc.*	3,451	54,043
Vanda Pharmaceuticals, Inc.*	4,828	48,328
Viropharma, Inc.*	9,400	92,872
Young Innovations, Inc.	1,237	28,439
Zoll Medical Corp.*	2,050	57,072
Total Health Care		3,373,977
Industrials - 17.5%
AAON, Inc.	1,400	28,826
Acco Brands Corp.*	16,200	124,740
Alamo Group, Inc.	1,709	30,677
Allied Defense Group, Inc., The*	7,000	50,470
American Ecology Corp.	3,296	52,242
Ameron International Corp.	1,025	70,756
Ampco-Pittsburgh Corp.	1,600	40,848

Managers Institutional Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 17.5% (continued)
Common Stocks - 97.3%
Apogee Enterprises, Inc.	1,920		$26,419
AZZ, Inc.*	7,200		216,576
Barrett Business Services, Inc.	3,910		50,087
C&D Technologies, Inc.*	24,600	[2]	36,408
Cascade Corp.	1,675		48,491
CBIZ, Inc.*	8,007		58,051
Celadon Group, Inc.*	4,207		41,313
Chart Industries, Inc.*	9,670		155,977
China Valves Technology, Inc.*	4,700		46,624
Columbus McKinnon Corp.*	17,350		235,613
Comfort Systems USA, Inc.	2,250		26,392
Courier Corp.	3,272		45,743
CRA International, Inc.*	3,650		94,718
Ducommun, Inc.	3,175		57,086
Dynamex, Inc.*	2,244		35,724
Dynamic Materials Corp.	3,995		65,558
Eagle Bulk Shipping, Inc.	6,300		31,500
EnerNOC, Inc.*	2,500		77,850
Ennis, Inc.	4,400		66,000
EnPro Industries, Inc.*	1,650		40,178
Exponent, Inc.*	1,030		27,717
Furmanite Corp.*	12,825		41,681
GP Strategies Corp.*	4,091		30,273
Harbin Electric, Inc.*	3,800		64,524
Hurco Companies, Inc.*	4,621		77,448
ICF International, Inc.*	1,200		28,092
Interface, Inc., Class A	12,100		98,131
Kforce, Inc.*	8,600		114,982
Kimball International, Inc., Class B	1,850		14,578
Knoll, Inc.	5,650		63,619
LaBarge, Inc.*	20,024		219,864
LB Foster Co., Class A*	4,000		107,920
LSI Industries, Inc.	7,257		43,252
Marten Transport, Ltd.*	2,450		43,144
Metalico, Inc.*	3,100		15,283
Met-Pro Corp.	4,325		40,525
Michael Baker Corp.*	1,600		62,416
MYR Group, Inc.*	1,700		26,962
North American Galvanizing & Coatings, Inc.*	13,400		67,804
OceanFreight, Inc.	22,000	[2]	18,260
Old Dominion Freight Line, Inc.*	3,700		101,750
Orion Marine Group, Inc.*	14,100		266,913
PGT, Inc.*	11,800		22,656
Powell Industries, Inc.*	3,400		99,314
Saia, Inc.*	3,591		43,092
Spherion Corp.*	2,225		12,549
Standard Parking Corp.*	11,521		186,986
Sun Hydraulics Corp.	2,900		64,902
TBS International PLC, Class A*	5,600	[2]	33,712
Industrials - 17.5% (continued)
TrueBlue, Inc.	6,300		$91,413

Managers Institutional Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 97.3%
Universal Truckload Services, Inc.	1,450	24,418
UQM Technologies, Inc.*	9,315	44,433
Vitran Corp., Inc., Class A*	9,948	89,731
Volt Information Sciences, Inc.*	3,125	29,031
Total Industrials		4,172,242
Information Technology - 27.4%
Actuate Corp.*	9,738	48,593
Advanced Analogic Technologies, Inc.*	19,200	64,128
Advanced Energy Industries, Inc.*	5,555	72,882
Anadigics, Inc.*	10,400	37,648
Anaren Microwave, Inc.*	3,000	38,490
Ancestry.com, Inc.*	3,600	49,968
Applied Micro Circuits Corp.*	7,815	57,284
Archipelago Learning, Ltd.*	3,390	60,545
Aruba Networks, Inc.*	7,865	81,717
Aspen Technology, Inc.*	10,300	94,760
Bel Fuse, Inc.	2,259	42,853
Cavium Networks, Inc.*	3,200	69,152
Ceragon Networks, Ltd.*	5,100	60,129
CommVault Systems, Inc.*	3,100	65,689
Compellent Technologies, Inc.*	10,310	204,963
Computer Task Group, Inc.*	7,500	52,875
Comtech Telecommunications Corp.*	6,800	240,448
Constant Contact, Inc.*	2,800	49,392
DealerTrack Holdings, Inc.*	2,140	38,456
DG FastChannel, Inc.*	6,225	169,631
Digi International, Inc.*	7,055	67,728
DivX, Inc.*	22,800	128,136
Double-Take Software, Inc.*	4,650	47,476
DragonWave, Inc.*	5,600	62,664
DTS, Inc.*	2,710	76,693
EMS Technologies, Inc.*	10,600	135,892
Entegris, Inc.*	9,930	36,145
Forrester Research, Inc.*	1,193	32,318
GSI Technology, Inc.*	3,200	14,272
Hackett Group, Inc., The*	5,300	12,296
Hollysys Automation Technologies, Ltd.*	4,100	47,150
iGATE Corp.*	9,184	92,758
Interactive Intelligence, Inc.*	8,700	150,510
IPG Photonics Corp.*	6,800	97,920
IXYS Corp.*	3,937	27,402
KIT Digital, Inc.*	3,600	37,332
Knot, Inc., The*	7,200	65,880
Kulicke & Soffa Industries, Inc.*	10,900	50,249
Lionbridge Technologies, Inc.*	27,500	63,800
LivePerson, Inc.*	5,610	35,567
LogMeIn, Inc.*	6,335	107,378
Maxwell Technologies, Inc.*	7,400	108,040
Information Technology - 27.4% (continued)
Methode Electronics, Inc.	1,543	$16,958
Mindspeed Technologies, Inc.*	20,780	131,330

Managers Institutional Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 97.3%
Monolithic Power Systems, Inc.*	2,600	53,612
MTS Systems Corp.	2,876	73,999
Multi-Fineline Electronix, Inc.*	500	11,935
Netezza Corp.*	8,300	75,447
NetLogic Microsystems, Inc.*	2,725	111,616
NIC, Inc.	22,300	189,104
O2Micro International, Ltd.*	16,425	77,033
Omnivision Technologies, Inc.*	4,540	58,566
OpenTable, Inc.*	4,530	112,752
Oplink Communications, Inc.*	1,700	25,245
OSI Systems, Inc.*	2,600	68,822
PC Connection, Inc.*	4,746	30,374
Perficient, Inc.*	6,500	63,115
Power Integrations, Inc.	2,395	74,748
PROS Holdings, Inc.*	10,600	84,270
Renaissance Learning, Inc.	1,242	16,531
Renesola, Ltd., Sponsored ADR*	17,500	77,000
RightNow Technologies, Inc.*	5,400	86,346
S1 Corp.*	1,950	11,661
ShoreTel, Inc.*	11,400	60,534
Sierra Wireless, Inc.*	3,000	33,270
SkillSoft PLC*	13,000	126,750
Sonic Solutions, Inc.*	18,600	159,216
SonicWALL, Inc.*	5,075	38,672
Sourcefire, Inc.*	2,680	55,878
Spectrum Control, Inc.*	17,807	183,768
Super Micro Computer, Inc.*	1,211	14,980
Symmetricom, Inc.*	5,300	27,030
Synchronoss Technologies, Inc.*	6,500	108,940
Taleo Corp.*	4,000	81,240
Techwell, Inc.*	8,160	88,210
Terremark Worldwide, Inc.*	14,760	120,737
TESSCO Technologies, Inc.	875	16,319
Travelzoo, Inc.*	3,560	38,199
Tyler Technologies, Inc.*	10,000	187,300
Ultimate Software Group, Inc., The*	1,900	56,810
VanceInfo Technologies, Inc., Sponsored ADR*	4,700	75,341
Veeco Instruments, Inc.*	2,600	82,732
Virtusa Corp.*	12,645	112,667
Volterra Semiconductor Corp.*	6,855	133,604
Xyratex, Ltd.*	12,600	172,746
Total Information Technology		6,522,616
Materials - 3.4%
Brush Engineered Materials, Inc.*	625	11,231
Buckeye Technologies, Inc.*	6,239	71,374
Chemspec International, Ltd., Sponsored ADR*	5,200	34,112
ICO, Inc.	3,975	30,687
Materials - 3.4% (continued)
Koppers Holdings, Inc.	5,800	$161,936
Landec Corp.*	12,650	80,328
Myers Industries, Inc.	2,650	24,221

Managers Institutional Micro-Cap Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.3%
Omnova Solutions, Inc.*	13,300		75,278
Quaker Chemical Corp.	1,250		21,862
STR Holdings, Inc.*	6,400		106,752
Universal Stainless & Alloy Products, Inc.*	10,875		198,251
Total Materials			816,032
Telecommunication Services - 0.3%
Neutral Tandem, Inc.*	2,560		39,578
Shenandoah Telecommunications Co.*	2,363		40,644
Total Telecommunication Services			80,222
Utilities - 0.9%
Central Vermont Public Service Corp.	4,400		86,416
Chesapeake Utilities Corp.	1,350		40,014
Unitil, Corp.	4,100		89,257
Total Utilities			215,687
Total Common Stocks (cost $21,469,182)			23,196,007
Other Investment Companies - 0.7%
SPDR KBW Regional Banking ETF (cost $151,561)	7,100	[2]	170,897
Short-Term Investments - 3.2%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.10%[3]	356,000		356,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	395,689		395,689
Total Short-Term Investments (cost $751,689)			751,689
Total Investments - 101.2% (cost $22,372,432)			24,118,593
Other Assets, less Liabilities - (1.2)%			(280,824)
Net Assets - 100.0%			$23,837,769

Managers PIMCO Bond Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Corporate Bonds - 38.5%
Asset-Backed Securities - 2.8%
Asset Backed Funding Certificates, Series 2006-OPT3 A3A, 0.291%, 11/25/36, (02/25/10)[9]	$98,643	$98,116
Ally Autos Receivable Trust, Series 2009-A, Class A2, 1.320%, 03/15/12 (a)	1,200,000	1,204,293
Amortizing Residential Collateral Trust, 0.521%, 07/25/32, (02/25/10)[9]	77,398	70,914
Bear Stearns Asset Backed Securities, Inc., 0.311%, 10/25/36, (02/25/10)[9]	358,175	330,199
Countrywide Asset-Backed Certificates, 0.281%, 05/25/37, (02/25/10)[9]	317,287	310,900
EMC Mortgage Loan Trust, Class A, 0.601%, 05/25/40, (02/25/10) (a)[9]	1,001,718	697,595
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.281%, 11/25/36, (02/25/10)[9]	608,665	594,001
First NLC Trust, 0.301%, 08/25/37, (02/25/10) (a)[9]	1,133,918	840,642
Fremont Home Loan Trust, 0.291%, 01/25/37, (02/25/10)[9]	435,658	297,214
GSAMP Trust, Series 2006-HE7, Class A2A, 0.271%, 10/25/46, (02/25/10)[9]	326	324
HSI Asset Securitization Corp. Trust, 0.281%, 12/25/36, (02/25/10)[9]	243,001	194,649
Indymac Residential Asset Backed Trust, 0.291%, 04/25/37, (02/25/10)[9]	18,870	18,697
JPMorgan Acquisition Corp., Class A, 0.281%, 08/25/36, (02/25/10)[9]	3,365	3,323
Lehman XS Trust, 0.311%, 11/25/46, (02/25/10)[9]	492,714	490,042
Long Beach Mortgage Loan Trust, 0.511%, 10/25/34, (02/25/10)[9]	55,661	44,405
Morgan Stanley ABS Capital I, 0.271%, 10/25/36, (02/25/10)[9]	161,946	159,293
Morgan Stanley ABS Capital I, 0.281%, 10/25/36, (02/25/10)[9]	55,840	54,759
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.281%, 11/25/36, (02/25/10)[9]	133,134	131,005
Option One Mortgage Loan Trust, 0.281%, 01/25/37, (02/25/10)[9]	54,730	54,379
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.491%, 09/25/35, (02/25/10)[9]	1,587,551	1,340,390
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.271%, 01/25/37, (02/25/10)[9]	732,671	677,240
Securitized Asset Backed Receivables LLC Trust, 0.291%, 12/25/36, (02/25/10)[9]	601,271	261,051
Structured Asset Securities Corp., 0.281%, 10/25/36, (02/25/10)[9]	406,971	402,267
Structured Asset Securities Corp., 0.521%, 01/25/33, (02/25/10)[9]	67,152	59,259
U.S. Small Business Administration Participation Certificates, Series 2009-20E, Class 1, 4.430%, 05/01/29	5,335,123	5,548,546
U.S. Small Business Administration Participation Certificates, Series 2008-10E, Class 1, 5.110%, 09/01/18	3,739,252	4,045,378
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	111,728	118,886
U.S. Small Business Administration Participation Certificates, Series 2007-20K, Class 1, 5.510%, 11/01/27	4,587,501	4,985,568
U.S. Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/28	9,388,177	10,172,238
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	304,613	320,592
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	16,611	17,083
Total Asset-Backed Securities		33,543,248
Financials - 23.0%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000	1,737,371
American Express Centurion Bank, Series BKNT, 0.291%, 03/23/10, (02/23/10)[9]	5,000,000	4,998,905
American Express Co., 7.000%, 03/19/18	1,000,000	1,124,226
American Express Travel Related Services Co., Inc., Series EMTN, 0.429%, 06/01/11, (03/01/10)[9]	900,000	886,175
American International Group, Inc., 5.050%, 10/01/15	400,000	333,562
American International Group, Inc., 8.250%, 08/15/18	4,500,000	4,134,915
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000	2,009,090
Australia and New Zealand Banking Group, Ltd., 3.200%, 12/15/11 (a)	19,000,000	19,648,890

Managers PIMCO Bond Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount			Value
Financials - 23.0% (continued)
Chrysler Term Loan, 4.250%, 08/03/14		$5,115,000		$5,038,986
Bank of America Corp., 2.100%, 04/30/12, (FDIC Guaranteed)[13]		5,500,000		5,610,930
Bank of America Corp., 6.000%, 10/15/36		900,000		862,424
Bank of America Corp., 6.500%, 08/01/16		2,800,000		3,034,917
Barclays Bank PLC, 5.450%, 09/12/12		17,300,000		18,802,730
Bear Stearns Companies, Inc., The, 0.483%, 08/15/11, (02/16/10)[9]		200,000		199,906
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12		5,800,000		6,476,767
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[8,10]		1,500,000	[2]	1,064,920
CIT Group, Inc., 7.000%, 05/01/13		493,177	[2]	453,723
CIT Group, Inc., 7.000%, 05/01/14		989,765		889,551
CIT Group, Inc., 7.000%, 05/01/15		289,765		253,182
CIT Group, Inc., 7.000%, 05/01/16		482,942		416,537
CIT Group, Inc., 7.000%, 05/01/17		676,120		578,928
CIT Group, Inc., Term Loan, 9.75%, 01/20/12		1,200,000		1,233,568
Citibank NA, 1.875%, 06/04/12, (FDIC Guaranteed)[13]		400,000		405,874
Citigroup Capital XXI, 8.300%, 12/21/57[10]		1,200,000		1,122,000
Citigroup Funding, Inc., 2.250%, 12/10/12, (FDIC Guaranteed)[13]		1,500,000		1,526,740
Citigroup, Inc., 1.875%, 05/07/12, (FDIC Guaranteed)[13]		800,000		813,349
Citigroup, Inc., 2.125%, 04/30/12, (FDIC Guaranteed)[13]		800,000		816,576
Citigroup, Inc., 5.300%, 10/17/12		200,000		210,812
Citigroup, Inc., 5.500%, 08/27/12		500,000		528,120
Citigroup, Inc., 5.500%, 10/15/14		5,800,000		5,980,136
Citigroup, Inc., 5.625%, 08/27/12		1,300,000		1,365,612
Citigroup, Inc., 5.850%, 07/02/13		100,000		105,794
Citigroup, Inc., 6.000%, 08/15/17		4,200,000		4,241,513
Citigroup, Inc., 6.125%, 05/15/18		800,000		804,802
Citigroup, Inc., 6.125%, 08/25/36		4,200,000		3,574,712
Citigroup, Inc., 8.125%, 07/15/39		600,000		682,439
Citigroup, Inc., 8.500%, 05/22/19		100,000		116,787
Citigroup, Inc., Series EMTN, Class B, 3.625%, 11/30/17[10]	EUR	3,800,000		4,813,994
Commonwealth Bank of Australia, 0.671%, 07/12/13, (04/12/10) (a)[9]		7,500,000		7,485,930
Credit Agricole (London), 0.304%, 05/28/10, (02/26/10) (a)[9]		2,200,000		2,200,062
Danske Bank A/S, 2.500%, 05/10/12, (a)		1,200,000		1,229,657
Deutsche Bank AG London, 6.000%, 09/01/17		5,000,000		5,565,170
Ford Motor Credit Company LLC, 3.001%, 01/13/12, (04/13/10)[9]		700,000		662,375
Ford Motor Credit Company LLC, 7.250%, 10/25/11		200,000		202,525
Ford Motor Credit Company LLC, 7.375%, 02/01/11		300,000		305,380
Ford Motor Credit Company LLC, 7.875%, 06/15/10		2,900,000		2,931,659
Ford Motor Credit Company LLC, 8.625%, 11/01/10		700,000		718,890
Ford Motor Credit Company LLC, 8.700%, 10/01/14		500,000		517,712
Fortis Bank Nederland Holding N.V., 3.000%, 04/17/12	EUR	200,000		285,315
General Electric, 0.450%, 01/08/16, (04/08/10)[9]		1,000,000		920,674
General Electric Capital Corp., 2.000%, 09/28/12, (FDIC Guaranteed)[13]		3,100,000		3,142,575
General Electric Capital Corp., 3.000%, 12/09/11, (FDIC Guaranteed)[13]		200,000		207,744
General Electric Capital Corp., 5.500%, 09/15/67 (a)[10]	EUR	5,500,000		6,367,506
General Electric Capital Corp., 5.875%, 01/14/38		2,300,000		2,136,638
General Electric Capital Corp., Series MTN, 2.625%, 12/28/12, (FDIC Guaranteed)[13]		7,900,000		8,126,596
GMAC LLC, 6.000%, 12/15/11		400,000		391,272
Goldman Sachs Group, Inc., 5.950%, 01/18/18		4,800,000		5,063,856
Goldman Sachs Group, Inc., 6.150%, 04/01/18		2,000,000		2,131,484

Managers PIMCO Bond Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Financials - 23.0% (continued)
Goldman Sachs Group, Inc., 6.250%, 09/01/17		$3,200,000	$3,450,026
HSBC Holdings PLC, 6.500%, 05/02/36		800,000	848,318
HSBC Holdings PLC, 6.500%, 09/15/37		900,000	944,610
International Lease Finance Corp., 5.875%, 05/01/13		400,000	336,901
International Lease Finance Corp., 6.375%, 03/25/13		400,000	336,643
International Lease Finance Corp., Series MTN, 5.250%, 01/10/13		400,000	336,683
International Lease Finance Corp., Series MTN, 5.400%, 02/15/12		1,500,000	1,324,029
International Lease Finance Corp., Series MTN, 5.450%, 03/24/11		2,500,000	2,358,782
JPMorgan Chase & Co., 6.000%, 01/15/18		1,600,000	1,731,430
JPMorgan Chase Bank, N.A., 0.584%, 06/13/16, (03/15/10)[9]		1,300,000	1,228,782
JPMorgan Chase Bank, N.A., 6.000%, 10/01/17		4,500,000	4,836,276
JPMorgan Chase Capital, 6.550%, 09/29/36		400,000	379,140
Key Bank N.A., 2.507%, 06/02/10, (03/02/10)[9]		2,700,000	2,713,352
Korea Development Bank, 0.391%, 04/06/10, (04/06/10)[9]		7,100,000	7,073,758
LeasePlan Corp. N.V., 3.125%, 02/10/12	EUR	1,300,000	1,854,960
Lehman Brothers Holdings, Inc., 10/22/08*[5,12]		3,900,000	823,875
Lehman Brothers Holdings, Inc., 12/23/08*[5,12]		200,000	42,250
Lehman Brothers Holdings, Inc., 04/03/09*[5,12]		4,700,000	992,875
Lehman Brothers Holdings, Inc., 11/16/09*[5,12]		1,200,000	253,500
Lehman Brothers Holdings, Inc., 05/25/10*[5,12]		1,000,000	211,250
Lehman Brothers Holdings, Inc., 07/18/11*[5,12]		1,700,000	359,125
Lehman Brothers Holdings, Inc., 01/24/13*[5,12]		2,000,000	445,000
Lehman Brothers Holdings, Inc., 05/02/18*[5,12]		600,000	135,000
Lloyds Banking Group Capital No. 1 PLC, 8.500%, 12/29/49 (a)[8,10]		400,000	336,000
Lloyds TSB Bank PLC, 6.350%, 10/29/49[8,10]	EUR	1,800,000	1,734,513
Merrill Lynch & Co., Inc., 0.449%, 07/25/11, (04/26/10)[9]		3,000,000	2,976,456
MetLife Global Funding, 0.313%, 05/17/10, (02/17/10) (a)[9]		4,100,000	4,098,750
MetLife Global Funding, 0.651%, 07/13/11, (04/13/10) (a)[9]		7,000,000	7,000,028
MetLife, Inc., 6.400%, 12/15/36		800,000	716,000
Morgan Stanley, 3.250%, 12/01/11, (FDIC Guaranteed)[13]		1,300,000	1,355,955
Morgan Stanley, 5.950%, 12/28/17		1,800,000	1,879,202
Morgan Stanley, 6.250%, 08/28/17		1,000,000	1,068,120
Morgan Stanley, Series MTN, 2.373%, 05/14/10, (02/16/10)[9]		3,100,000	3,118,684
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[8,10]	GBP	400,000	553,084
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)		1,500,000	1,632,087
Petroleum Export Ltd., 5.265%, 06/15/11 (a)		131,337	129,699
Principal Life Income Funding Trust, 5.300%, 04/24/13		1,500,000	1,600,666
Principal Life Income Funding Trust, 5.550%, 04/27/15		2,300,000	2,332,998
Resona Bank Ltd., 5.850%, 04/15/49 (a)[8,10]		500,000	461,876
Royal Bank of Scotland Group PLC, 0.673%, 04/08/11, (02/16/10) (a)[9]		3,700,000	3,708,040
Royal Bank of Scotland Group PLC, 3.000%, 12/09/11 (a)		2,700,000	2,787,877
Royal Bank of Scotland Group PLC, 4.875%, 08/25/14 (a)		200,000	205,437
Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[8,10]		2,600,000	1,666,163
Royal Bank of Scotland Group PLC, 9.118%, 10/01/49[8]		1,000,000	860,029
Santander, 6.671%, 10/29/49 (a)[8,10]		2,100,000	1,994,223
SLM Corp., 0.454%, 3/15/11, (03/15/10)[9]		4,500,000	4,292,176
State Street Capital, 1.254%, 06/15/37, (03/15/10)[9]		300,000	206,932
State Street Capital Trust III, 8.250%, 03/15/42[8,10]		2,000,000	2,047,800
Swedbank AB, 3.625%, 12/02/11	GBP	200,000	286,189
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000	888,752
TNK- BP Finance SA, 6.125%, 03/20/12 (a)		400,000	412,500
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)		600,000	693,788
UBS AG, 5.750%, 04/25/18		1,300,000	1,362,607

Managers PIMCO Bond Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Financials - 23.0% (continued)
UBS AG, Series DPNT, 5.875%, 12/20/17	$1,400,000	$1,479,049
USB Capital IX, 6.189%, 03/29/49[8,10]	300,000	252,000
Wachovia Corp., 0.381%, 10/15/11, (04/15/10)[9]	3,500,000	3,475,585
Wachovia Corp., 5.750%, 02/01/18	4,400,000	4,640,342
Wachovia Corp., Series MTN, 0.439%, 08/01/13, (05/04/10)[9]	300,000	290,949
Wells Fargo & Co., Series K, 7.98%, 02/28/49[8,10]	21,200,000	21,518,000
Total Financials		274,571,604
Industrials - 5.8%
Amgen, Inc., 6.150%, 06/01/18	4,900,000	5,490,332
AstraZeneca PLC, 5.900%, 09/15/17	800,000	899,808
AstraZeneca PLC, 6.450%, 09/15/37	700,000	790,259
AT&T, Inc., 0.378%, 02/05/10, (02/05/10)[9]	1,200,000	1,200,018
AT&T, Inc., 4.950%, 01/15/13	1,700,000	1,833,110
AT&T, Inc., 5.500%, 02/01/18	1,700,000	1,797,418
AT&T, Inc., 6.300%, 01/15/38	1,200,000	1,229,837
Codelco, Inc., 6.150%, 10/24/36 (a)	300,000	315,911
Comcast Corp., 5.875%, 02/15/18	600,000	641,575
Comcast Corp., 6.450%, 03/15/37	600,000	621,693
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)	1,500,000	1,822,422
Gaz Capital SA, 6.212%, 11/22/16 (a)	400,000	398,000
Gaz Capital SA, 8.625%, 04/28/34	5,500,000	6,153,125
IBM Corp., 5.700%, 09/14/17	9,000,000	10,009,377
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)	1,800,000	1,990,445
Peabody Energy Corp., 7.875%, 11/01/26	700,000	726,250
Petroleos Mexicanos, 8.000%, 05/03/19	5,100,000	5,839,500
Philip Morris International, Inc., 5.650%, 05/16/18	1,000,000	1,067,684
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000	1,853,792
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000	907,564
Rohm & Haas Holdings, 6.000%, 09/15/17	1,100,000	1,161,852
Sonat, Inc., 7.625%, 07/15/11	1,300,000	1,362,306
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	6,708,982
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	1,314,968
United Airlines, Inc., 10.400%, 11/01/16	500,000	538,750
UnitedHealth Group, Inc., 4.875%, 02/15/13	1,600,000	1,709,427
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000	531,947
Vale Overseas, Ltd., 6.875%, 11/01/36	500,000	515,933
Verizon Wireless Capital LLC, 5.250%, 02/01/12	9,300,000	9,970,364
Total Industrials		69,402,649
Mortgage-Backed Securities - 6.4%
American Home Mortgage Investment Trust, 2.231%, 02/25/45, (03/01/10)[9]	712,217	558,123
Bank of America Funding Corp., 3.131%, 05/25/35[10]	1,077,875	996,319
Bear Stearns Adjustable Rate Mortgage Trust, 3.049%, 11/25/30[10]	23,099	21,939
Bear Stearns Adjustable Rate Mortgage Trust, 4.445%, 04/25/33[10]	425,344	381,728
Bear Stearns Adjustable Rate Mortgage Trust, 5.800%, 02/25/33[10]	98,599	97,090
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.181%, 03/25/35, (03/01/10)[9]	7,769,734	7,446,234
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.560%, 08/25/35, (03/01/10)[9]	15,689,261	15,153,434
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.940%, 03/25/35, (03/01/10)[9]	12,471,196	11,761,324
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 13A1, 5.428%, 02/25/36[10]	406,589	350,301
Bear Stearns Alt-A Trust, 5.126%, 05/25/35[10]	1,595,665	1,146,188
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.275%, 09/25/35[10]	790,573	587,574
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50	2,800,000	2,574,145
Bear Stearns Mortgage Funding Trust, 0.301%, 02/25/37, (02/25/10)[9]	719,134	699,592
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 2.510%, 08/25/35, (10/25/10)[9]	8,189,497	7,437,794

Managers PIMCO Bond Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Mortgage-Backed Securities - 6.4% (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 2A1, 4.700%, 12/25/35, (07/25/10)[9]		$461,420	$424,395
Countrywide Alternative Loan Trust, 0.411%, 05/25/47, (02/25/10)[9]		1,527,130	736,366
Countrywide Home Loans, Inc., 5.250%, 02/20/36, (09/20/10)[9]		506,022	343,442
Greenpoint Mortgage Funding Trust, 0.311%, 10/25/46, (02/25/10)[9]		847,120	768,058
Greenpoint Mortgage Funding Trust, 0.311%, 01/25/47, (02/25/10)[9]		1,005,284	875,254
GS Mortgage Securities Corp., 0.323%, 03/06/20, (02/08/10) (a)[9]		2,223,170	2,119,976
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.232%, 11/25/35[10]		1,899,741	1,741,330
Impac Secured Assets Corp, 0.324%, 01/25/37, (02/25/10)[9]		180,440	173,863
IndyMac Index Mortgage Loan Trust, 0.321%, 11/25/46, (02/25/10)[9]		326,488	320,360
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 3.096%. 01/25/36[10]		1,947,477	1,244,458
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	1,903,603.00
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.017%, 02/25/35[10]		1,081,297	1,075,595
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.441%, 02/25/36, (02/25/10)[9]		912,991	630,058
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.481%, 11/25/35, (02/25/10)[9]		236,706	172,152
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	2,779,108
Prime Mortgage Trust, 0.631%, 02/25/19, (02/25/10)[9]		37,262	35,309
Prime Mortgage Trust, 0.631%, 02/25/34, (02/25/10)[9]		248,818	225,742
Structured Asset Mortgage Investments, Inc., 0.893%, 09/19/32, (02/19/10)[9]		404,300	338,598
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.483%, 07/19/35, (02/19/10)[9]		1,000,956	811,454
Structured Asset Securities Corp., 2.595%, 01/25/32[10]		27,239	26,543
Structured Asset Securities Corp., 3.660%, 10/25/35 (a)[10]		969,350	815,329
Thornburg Mortgage Securities Trust, 0.341%, 12/25/36, (02/25/10)[9]		1,124,667	1,103,799
Wachovia Bank Commercial Mortgage Trust, 0.313%, 06/15/20, (02/15/10) (a)[9]		2,547,462	2,180,199
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.335%, 09/15/21[10]		4,593,484	4,037,681
Washington Mutual Mortgage Pass-Through, 1.681%, 11/25/42, (03/01/10)[9]		192,233	142,782
Washington Mutual Mortgage Pass-Through, Series 2005-AR13, Class A1A1, 0.521%, 10/25/45, (02/25/10)[9]		364,581	261,641
Washington Mutual MSC Mortgage Pass-Through, 3.056%, 02/25/31[10]		65,877	58,301
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.950%, 03/25/36[10]		2,091,079	1,853,837
Total Mortgage-Backed Securities			76,411,018
Utilities - 0.5%
Enel Finance International SA, 6.800%, 09/15/37 (a)		5,800,000	6,394,024
Total Corporate Bonds (cost $464,584,643)			460,322,543
Foreign Government and Agency Obligations - 0.6%
Brazil Notas do Tesouro Nacional, Series Notas Tesouro Nacional F, 10.000%, 01/01/17	BRL	150,000	696,034
Canadian Government, 2.000%, 12/01/14	CAD	4,000,000	3,665,934
Canadian Government, 4.500%, 06/01/15	CAD	400,000	410,231
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		300,000	320,236
Mexico Government International Bond, 6.050%, 01/11/40		800,000	774,000
Societe Financement de l’Economie Francaise, 0.484%, 07/16/12, (04/16/10) (a)[9]		1,000,000	1,000,000
Total Foreign Government and Agency Obligations (cost $6,958,772)			6,866,435
U.S. Government and Agency Obligations - 33.8%
Federal Home Loan Bank - 0.1%
FHLB, 1.000%, 12/28/11		700,000	700,133
Federal Home Loan Mortgage Corporation - 8.1%
FHLMC, 0.395%, 07/15/19 to 08/15/19, (02/15/10)[9]		6,107,724	6,022,830
FHLMC, 0.533%, 05/15/36, (02/15/10)[9]		1,348,082	1,332,845
FHLMC, 0.733%, 09/15/30, (02/15/10)[9]		52,102	51,689
FHLMC, 1.125%, 06/01/11 to 12/15/11		6,900,000	6,944,266
FHLMC, 3.389%, 07/01/30, (07/01/10)[9]		2,875	2,964
FHLMC, 3.645%, 11/01/34, (09/01/10)[9]		2,184,313	2,268,893

Managers PIMCO Bond Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 8.1% (continued)
FHLMC, 5.000%, 04/18/17	$3,400,000	$3,741,958
FHLMC, 5.027%, 08/01/35, (08/01/15)[9]	266,666	280,276
FHLMC, 5.500%, 08/01/37	2,391,021	2,539,841
FHLMC, 5.500%, TBA	30,000,000	31,809,390
FHLMC, 6.000%, 02/01/16 to 09/01/16	129,354	139,486
FHLMC, 6.000%, TBA	30,000,000	32,142,180
FHLMC, 6.500%, 01/01/26 to 08/15/31	8,207,904	9,031,405
FHLMC, 7.000%, 11/15/20	23,878	25,669
FHLMC, 7.500%, 08/15/30	329,143	365,346
FHLMC Gold Pool, 6.000%, 05/01/16 to 02/01/38	469,126	503,472
FHLMC Structured Pass Through Securities, 1.744%, 02/25/45, (03/01/10)[9]	176,726	165,042
Total Federal Home Loan Mortgage Corporation		97,367,552
Federal National Mortgage Association - 8.8%
FNMA, 0.291%, 12/25/36, (02/25/10)[9]	905,865	838,084
FNMA, 1.744%, 07/01/44, (02/01/10)[9]	315,477	310,625
FNMA, 3.500%, 07/01/11	159,256	163,283
FNMA, 3.680%, 05/01/36, (02/01/10)[9]	1,507,918	1,529,995
FNMA, 3.845%, 05/25/35, (02/25/10)[9]	294,435	296,478
FNMA, 3.951%, 05/01/36, (02/01/10)[9]	839,463	851,817
FNMA, 4.679%, 09/01/35, (08/01/10)[9]	3,237,251	3,376,820
FNMA, 4.823%, 06/01/35, (06/01/10)[9]	5,049,614	5,272,022
FNMA, 5.000%, 04/25/33	2,425,555	2,585,159
FNMA, 5.022%, 05/01/35, (02/01/10)[9]	258,739	274,067
FNMA, 5.500%, 12/01/16 to 02/01/38	13,974,067	14,868,266
FNMA, 6.000%, 04/01/16 to 01/01/39	38,567,307	41,387,633
FNMA, 6.000%, TBA	24,000,000	25,672,512
FNMA, 6.500%, 03/01/33 to 04/01/37	5,923,859	6,378,622
FNMA, 7.200%, 05/25/23	696,182	776,124
FNMA Whole Loan, 6.500%, 12/25/42	312,789	341,925
Total Federal National Mortgage Association		104,923,432
Government National Mortgage Association - 1.0%
GNMA, 3.625%, 08/20/25, (10/01/10)[9]	25,292	25,946
GNMA, 4.125%, 11/20/24 to 11/20/29, (01/01/11)[9]	339,164	348,813
GNMA, 4.375%, 04/20/21, (07/01/10)[9]	7,232	7,482
GNMA, 4.375%, 03/20/24, (04/01/10)[9]	39,465	40,578
GNMA, 6.000%, TBA	2,000,000	2,135,626
GNMA, 6.500%, 06/20/28	862,503	916,152
GNMA, 6.750%, 10/16/40[10]	7,628,832	8,299,914
Total Government National Mortgage Association		11,774,511
United States Treasury Securities - 15.8%
U.S. Treasury Bills, 0.029%, 03/11/10[6,7]	23,230,000	23,229,396
U.S. Treasury Bills, 0.054%, 04/01/10[6,7]	46,000	45,997
U.S. Treasury Bonds, 3.500%, 02/15/39	5,300,000	4,442,068
U.S. Treasury Bonds, 4.250%, 05/15/39[7]	30,900,000	29,615,734
U.S. Treasury Bonds, 4.375%, 02/15/38 to 11/15/39	9,100,000	8,924,882
U.S. Treasury Bonds, 4.500%, 05/15/38 to 08/15/39	5,500,000	5,498,971
U.S. Treasury Bonds, 4.750%, 02/15/37	1,800,000	1,883,252
U.S. Treasury Bonds, 5.375%, 02/15/31	5,800,000	6,566,690
U.S. Treasury Notes, 1.000%, 07/31/11 to 10/31/11[7]	93,521,000	94,152,996
U.S. Treasury Notes, 2.750%, 11/30/16	800,000	785,938
U.S. Treasury Notes, 3.125%, 01/31/17	14,200,000	14,239,945
Total United States Treasury Securities		189,385,869
Total U.S. Government and Agency Obligations (cost $397,595,714)		404,151,497

Managers PIMCO Bond Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount		Value
Municipal Bonds - 1.7%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.875%, 06/01/30	$1,000,000		$857,650
California State General Obligation, 5.650%, 04/01/39	1,200,000		1,249,848
California State General Obligation, 7.500%, 04/01/34	1,300,000		1,285,518
California State General Obligation, 7.550%, 04/01/39	1,300,000		1,277,263
California State University Systemwide Revenue, Series 2009A, 5.250%, 11/01/38	500,000		501,775
Chicago Transit Authority, Sales and Transfer Tax Receipts Revenue, Series A, 6.300%, 12/01/21	300,000		321,000
Chicago Transit Authority, Sales and Transfer Tax Receipts Revenue, Series A, 6.899%, 12/01/40	1,600,000		1,746,384
Chicago Transit Authority, Sales and Transfer Tax Receipts Revenue, Series B, 6.899%, 12/01/40	1,700,000		1,855,533
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000		842,816
Illinois State General Obligation, 4.071%, 01/01/14	1,200,000		1,222,176
Los Angeles, CA Unified School District, Series A-1, 4.500%, 07/01/22 (AGM Insured)[13]	3,600,000		3,693,420
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Series 2009B, 6.700%, 01/01/39	900,000		937,260
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, 2009 Series A, 7.240%, 01/01/41	1,200,000		1,202,760
Texas State Transportation Commission Mobility Fund, Series 2005-A, 4.750%, 04/01/35	1,000,000		1,000,390
Truckee Meadows Water Authority, Series 2005A, 5.000%, 07/01/36	200,000		195,686
University of California Revenue, Build America Bonds, 2009 Series R, 6.270%, 05/15/31	2,500,000		2,530,550
Total Municipal Bonds (cost $19,915,117)			20,720,029

	Shares
Municipal Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500		334,125
DWS Municipal Income Trust	55,000	[2]	648,450
MFS Municipal Income Trust	53,800		367,454
Nuveen Performance Plus Municipal Fund	55,000		776,600
Nuveen Premium Income Municipal Fund II	55,000		738,650
Nuveen Premium Income Municipal Fund IV	55,000	[2]	668,800
Nuveen Quality Income Municipal Fund	55,000		771,650
Putnam Municipal Opportunities Trust	33,648	[2]	379,213
Van Kampen Advantage Municipal Income Trust II	61,796	[2]	727,957
Van Kampen Trust for Investment Grade Municipals	55,000		771,650
Total Municipal Bond Funds (cost $6,544,611)			6,184,549
Preferred Stocks - 0.4%
DG Funding Trust, 0.629%, (03/31/10) (a)[5,9] (cost $6,037,773) (cost $6,037,773)	573		5,077,124
Short-Term Investments - 32.4%
Other Investment Companies - 0.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.10%[3]	1,475,000		1,475,000
BNY Institutional Cash Reserves Fund, Series B*3,4	643,217		132,664
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%[13]	7,395,148		7,395,148
Total Other Investment Companies			9,002,812

	Principal Amount
Repurchase Agreements - 23.3%
RBS Securities, Inc., dated 01/29/10, due 02/01/10, 0.12%, total to be received $50,700,507 (secured by $51,852,203 U.S. Treasury Notes, 1.994%, 03/31/14)	$50,700,000		$50,700,000
JPMorgan Securities Inc., dated 01/29/10, due 02/01/10, 0.11%, total to be received $43,400,398 (secured by $44,323,002 U.S. Treasury Bills, 0.146%, 07/29/10)	43,400,000		43,400,000
BNP Paribas Securities Corp., dated 01/28/10, due 02/01/10, 0.11%, total to be received $159,701,464 (secured by $164,017,187 U.S. Treasury Bonds, 4.533%, 11/15/39)	159,700,000		159,700,000
JPMorgan Securities Inc., dated 01/25/10, due 02/01/10, 0.10%, total to be received $16,800,000 (secured by $17,173,918 U.S. Treasury Inflation Protection Bonds, 0.006%, 07/15/13)	16,800,000		16,800,000
Deutsche Bank Securities, Inc., dated 01/28/10, due 02/01/10, 0.11%, total to be received $7,600,070 (secured by $7,776,036 U.S. Treasury Bonds, 4.163%, 11/15/24)	7,600,000		7,600,000
Total Repurchase Agreements			278,200,000

Managers PIMCO Bond Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
U.S. Government and Agency Discount Notes - 8.3%
FNMA Discount Note, 0.048%, 02/01/10[6]	$100,000,000	$100,000,000
Total Short-Term Investments (cost $387,713,365)		387,202,812
Total Investments - 107.9% (cost $1,289,349,995)		1,290,524,989
Other Assets, less Liabilities - (7.9)%		(94,511,552)
Net Assets - 100.0%		$1,196,013,437

Managers Real Estate Securities Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
REITs - 95.5%
Apartments - 16.1%
Camden Property Trust	9,000	$348,930
Education Realty Trust, Inc.	8,590	45,355
Equity Residential	29,130	933,617
Essex Property Trust, Inc.	7,780	619,988
Home Properties of NY, Inc.	6,580	291,691
UDR, Inc.	27,260	424,166
Total Apartments		2,663,747
Diversified - 10.0%
Digital Realty Trust, Inc.	7,450	357,600
Duke Realty Corp.	41,680	471,817
Vornado Realty Trust	12,726	823,118
Total Diversified		1,652,535
Health Care - 9.3%
Cogdell Spencer, Inc.	11,260	72,740
HCP, Inc.	14,670	415,894
Healthcare Realty Trust, Inc.	1,200	25,164
Nationwide Health Properties, Inc.	8,520	280,819
Senior Housing Properties Trust	8,570	178,685
Ventas, Inc.	13,450	567,590
Total Health Care		1,540,892
Hotels - 7.0%
Chesapeake Lodging Trust*	2,570	48,702
DiamondRock Hospitality Co.*	12,800	104,192
Hersha Hospitality Trust	8,750	31,850
Host Hotels & Resorts, Inc.	50,540	535,724
Hyatt Hotels Corp., Class A*	2,470	73,161
LaSalle Hotel Properties	3,860	77,779
Pebblebrook Hotel Trust*	7,460	153,825
Sunstone Hotel Investors, Inc.*	15,290	131,341
Total Hotels		1,156,574
Mortgage - 1.4%
Apollo Commercial Real Estate Finance, Inc.*	5,070	89,587
Starwood Property Trust, Inc.	7,470	146,487
Total Mortgage		236,074
Office Property - 15.5%
Alexandria Real Estate Equities, Inc.	2,331	139,231
Boston Properties, Inc.	14,030	910,126
Brandywine Realty Trust	40,230	451,783
Douglas Emmett, Inc.	11,830	163,609
Kilroy Realty Corp.	16,770	484,485
SL Green Realty Corp.	9,090	413,504
Total Office Property		2,562,738
Regional Malls - 12.9%
CBL & Associates Properties, Inc.	8,011	80,110
Macerich Co., The	15,040	463,984
Simon Property Group, Inc.	17,510	1,260,720
Taubman Centers, Inc.	10,490	332,113
Total Regional Malls		2,136,927
Shopping Centers - 9.1%
Federal Realty Investment Trust	4,830	310,955
Kimco Realty Corp.	50,380	635,796
Regency Centers Corp.	16,490	552,250
Total Shopping Centers		1,499,001

Managers Real Estate Securities Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Storage - 7.0%
Public Storage, Inc.	14,540	$1,151,277
Warehouse/Industrials - 7.2%
AMB Property Corp.	14,540	348,960
ProLogis	67,010	844,326
Total Warehouse/Industrials		1,193,286
Total REITs (cost $13,735,453)		15,793,051
REOCs - 2.8%
Wireless Equipment
American Tower Corp., Class A*	8,320	353,184
Crown Castle International Corp.*	2,840	104,910
Total Wireless Equipment (cost $371,386)		458,094
Short-Term Investments - 1.4% [1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10% (cost $240,930)	240,930	240,930
Total Investments - 99.7% (cost $14,347,769)		16,492,075
Other Assets, less Liabilities - 0.3%		44,644
Net Assets - 100.0%		$16,536,719

Managers California Intermediate Tax-Free Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Municipal Bonds - 98.0%
Albany, CA Unified School District General Obligation, Election 2004, Series B, 5.500%, 08/01/12 (National Insured)	$25,000	$27,375
Anaheim, CA Union High School District General Obligation, 5.375%, 08/01/20 (AGM Insured)	35,000	39,085
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	118,927
Bakersfield, CA Wastewater System Revenue Series A, 5.000%, 09/15/19 (AGM Insured)	150,000	162,420
Bay Area, CA Toll Authority, Series D, 5.000%, 04/01/10	25,000	25,188
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/13	50,000	55,612
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	22,711
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	56,681
Brentwood, CA Union School District General Obligation, Series B, 5.000%, 08/01/11 (National Insured)	45,000	47,380
Byron, CA Unified School District, Series A, 5.000%, 08/01/14 (FGIC Insured)	35,000	38,698
Cabrillo, CA Community College District, Election 2004, Series B, 4.000%, 08/01/11 (National Insured)	50,000	52,349
California Educational Facilities Authority, Series A, 5.000%, 10/01/32	40,000	42,967
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/10	25,000	25,709
California State Department of Water Resources, Series A, 5.250%, 05/01/11 (AGM Insured)	45,000	47,364
California State Department of Water Resources, Series A, 5.500%, 05/01/14 (AMBAC Insured)	210,000	231,979
California State Department of Water Resources, Series A, 5.500%, 05/01/15 (AMBAC Insured)	300,000	328,440
California State Department of Water Resources, Series A, 5.875%, 05/01/16	2,400,000	2,699,688
California State Department of Water Resources, Series A, 6.000%, 05/01/15	125,000	140,956
California State Department of Water Resources Power Supply Revenue, Series A, 5.250%, 05/01/10 (National Insured)	45,000	45,538
California State Department of Water Resources Power Supply Revenue, Series A, 5.375%, 05/01/21	40,000	44,550
California State Department of Water Resources Power Supply Revenue, Series A, 5.500%, 05/01/16 (AMBAC Insured)	50,000	55,827
California State Department of Water Resources Power Supply Revenue, Series A, 5.750%, 05/01/17	110,000	123,431
California State Department of Water Resources Power Supply Revenue, Series A, 5.750%, 05/01/17 (National Insured)	35,000	39,274
California State Department of Water Resources Revenue, Series A, 5.000%, 05/01/13 (AGM Insured)	45,000	49,361
California State Public Works Board, Series A, 3.700%, 12/01/12 (AMBAC Insured)	35,000	36,042
California State Public Works Board, Series G, 4.000%, 11/01/11	100,000	104,005
California State Public Works Board, Series A, 5.000%, 03/01/10	400,000	401,160
California State Public Works Board, Series A, 5.000%, 12/01/11	50,000	52,668
California State Public Works Board, Series C, 5.000%, 06/01/12	10,000	10,550
California State Public Works Board, Series A, 5.150%, 12/01/11 (AMBAC Insured)	50,000	50,122
California State Public Works Board, Series A, 5.250%, 06/01/11 (AMBAC Insured)	5,000	5,282
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	201,202
California State Public Works Board, Series A, 5.500%, 10/01/10	75,000	76,819
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	521,045
California State University, Series A, 4.000%, 11/01/10	45,000	46,182
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	21,418
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	77,214
Central Basin Municipal Water District Revenue, 4.000%, 08/01/11 (AMBAC Insured)	250,000	259,730
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	16,235
Chino Valley, CA Unified School District COP, Series A, 5.375%, 08/01/14 (AGM Insured)	70,000	76,387
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	100,000	103,022
City of Escondido, CA General Obligation, Election 2004, Series A, 4.000%, 09/01/13 (National Insured)	50,000	52,974
City of Escondido, CA General Obligation, Election 2004, Series A, 5.000%, 09/01/14 (National Insured)	90,000	98,248
City of Los Angeles, CA General Obligation, Series A, 4.000%, 09/01/10 (National Insured)	20,000	20,433
City of Los Angeles, CA General Obligation, Series A, 5.000%, 09/01/13 (AGM Insured)	60,000	67,826
City of Los Angeles, CA General Obligation, Series A, 5.250% 09/01/11 (National Insured)	40,000	42,896
City of Los Angeles, CA General Obligation, Series A, 4.000%, 09/01/10 (National Insured)	75,000	76,623
City of San Jose, CA Libraries and Public Safety Projects General Obligation, 3.000%, 09/01/10	25,000	25,404
City of San Jose, CA Libraries, Parks, and Public Safety Projects General Obligation, 5.000%, 09/01/12	25,000	27,606
Clovis, CA Unified School District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	50,000	52,195
Clovis, CA Unified School District, Election 2004, Series B, 4.000%, 08/01/11 (National Insured)	20,000	20,854
Contra Costa County, CA Water District, Series L, 4.000%, 10/01/13 (AGM Insured)	75,000	80,462
Corona-Norca, CA Unified School District General Obligation, 5.000%, 09/01/12 (AGM Insured)	45,000	49,484
Cotati-Rohnert Park, CA Unified School District, Series B, 4.000%, 08/01/13 (FGIC Insured)	50,000	52,735
County of Sacramento, CA Airport System Revenue, Series A, 5.000%, 07/01/32 (AGM Insured)	430,000	474,127
County of Santa Clara, CA East Side Union High School District General Obligation, Series C, 3.300%, 08/01/11 (FGIC Insured)	25,000	25,772
Covina-Valley, CA Unified School District, Election 2006, Series A, 4.000%, 08/01/13 (National Insured)	115,000	122,685
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/16	50,000	57,160
Desert Sands, CA Unified School District General Obligation, 5.500%, 08/01/28	25,000	27,246
Desert Sands, CA University School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	42,467
Dublin, CA Unified School District General Obligation, Series A, 3.125%, 08/01/11 (AGM Insured)	100,000	103,402
East Bay, CA Regional Park District, Series E, 4.150%, 09/01/10	50,000	51,168
East Side, CA Union High School District-Santa Clara County, Election 2002, Series C, 5.000%, 08/01/14 (AGM Insured)	60,000	65,039
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series C, 4.000%, 07/01/11 (FGIC Insured)	50,000	51,838
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21(National Insured)	330,000	353,305

Managers California Intermediate Tax-Free Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Municipal Bonds - 98.0% (continued)
El Monte, CA City School District General Obligation, Series A, 3.750%, 05/01/11 (FGIC Insured)	$50,000	$51,664
El Monte, CA City School District General Obligation, Series A, 4.250%, 05/01/15 (FGIC Insured)	300,000	320,013
El Monte, CA Union High School District General Obligation, Election 2002, Series B, 3.750%, 03/01/13 (National Insured)	50,000	52,814
El Monte, CA Union High School District General Obligation, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	43,249
El Segundo, CA Unified School District General Obligation, 5.375%, 09/01/21 (FGIC Insured)	150,000	167,883
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 01/01/16 (National Insured)	225,000	246,733
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	50,000	51,377
Fresno County, CA Central Unified School District General Obligation, Series A, 5.000%, 08/01/22 (Assured Guaranty)	25,000	26,674
Hacienda La Puente, CA Unified School District General Obligation, 4.000%, 08/01/11 (FGIC Insured)	25,000	26,060
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	131,300
Imperial, CA Community College District General Obligation, Series B, 4.250%, 08/01/14 (AMBAC Insured)	150,000	159,778
Inglewood, CA Unified School District General Obligation, Series B, 4.000%, 10/01/14 (AGM Insured)	135,000	146,351
Jurupa, CA Unified School District, Election 2001, 5.000%, 08/01/14 (FGIC Insured)	225,000	242,926
Kings Canyon, CA Joint Unified School District, 3.750%, 08/01/10 (FGIC Insured)	60,000	60,878
La Mesa-Spring Valley, CA School District General Obligation, 3.250%, 08/01/11 (FGIC Insured)	25,000	25,859
La Mesa-Spring Valley, CA School District General Obligation, Series A, 3.625%, 08/01/10 (FGIC Insured)	20,000	20,340
La Mesa-Spring Valley, CA School District General Obligation, 3.750%, 08/01/13 (FGIC Insured)	35,000	37,106
Larkspur, CA School District, Series A, 5.250%, 08/01/10	40,000	40,972
Lincoln, CA Unified School District, Election 2004, 4.000%, 08/01/14 (FGIC Insured)	75,000	78,938
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	94,140
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.000%, 03/01/10 (National Insured)	30,000	30,103
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	28,895
Los Angeles, CA Community College District General Obligation, Series A, 5.500%, 08/01/17 (National Insured)	15,000	16,129
Los Angeles, CA Community College District General Obligation, Series A, 5.500%, 08/01/21 (National Insured)	50,000	53,764
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 5.000%, 07/01/10 (AGM Insured)	50,000	50,948
Los Angeles, CA County Metropolitan Transportation Authority, Series B, 5.000%, 07/01/10	25,000	25,474
Los Angeles, CA County Metropolitan Transportation Authority, Series A, 5.000%, 07/01/13 (AGM Insured)	55,000	61,748
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 03/01/12 (National Insured)	100,000	108,312
Los Angeles, CA County Public Works Financing Authority, Series A, 5.000%, 10/01/15 (National Insured)	15,000	17,206
Los Angeles, CA County Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/11 (AGM Insured)	105,000	112,334
Los Angeles, CA Department of Water & Power, Series A-1, 5.000%, 07/01/11 (National Insured)	15,000	15,880
Los Angeles, CA Department of Water & Power, Series A-A-1, 5.250%, 07/01/10 (National Insured)	50,000	51,016
Los Angeles, CA Department of Water, Series A-A-1, 4.000%, 07/01/10 (National Insured)	40,000	40,608
Los Angeles, CA Department of Water & Power Revenue, Series A-1, 5.000%, 07/01/13 (AMBAC Insured)	50,000	56,367
Los Angeles, CA Department of Water & Power System Revenue, Series A, 4.300%, 07/01/12 (National Insured)	100,000	104,612
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	25,918
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	295,270
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/16	470,000	517,179
Los Angeles, CA Municipal Improvement Corp. Revenue, Series C, 5.000%, 09/01/18	300,000	321,144
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	129,315
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	51,376
Los Angeles, CA Sanitation Equipment Charge Revenue, Series A, 5.000%, 02/01/13 (FGIC Insured)	25,000	27,584
Los Angeles, CA Unified School District General Obligation, Series E, 5.125%, 07/01/22 (National Insured)	100,000	110,561
Los Angeles, CA Unified School District General Obligation, Series E, 5.500%, 07/01/16 (National Insured)	230,000	256,349
Los Banos, CA Unified School District General Obligation, Election 1995, 4.150%, 08/01/11 (FGIC Insured)	40,000	41,615
Los Nietos, CA School District General Obligation, 5.000%, 08/01/12 (Assured Guaranty)	25,000	27,006
Manteca, CA Unified School District General Obligation, 3.750%, 08/01/10 (FGIC Insured)	50,000	50,756
Metropolitan Water District of Southern California, Series A, 4.500%, 03/01/10	70,000	70,237
Metropolitan Water District of Southern California, Series A, 5.000%, 03/01/12	25,000	27,186
Moorpark, CA Unified School District General Obligation, Series A, 5.375%, 08/01/18 (AGM Insured)	50,000	55,770
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/15 (National Insured)	420,000	462,928
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,328
Moreno Valley, CA Unified School District, 4.000%, 08/01/13 (National Insured)	200,000	212,670
Moreno Valley, CA Unified School District, 4.000%, 08/01/14 (National Insured)	75,000	79,754
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	54,084
Moulton Niguel, CA Water District, 4.000%, 09/01/10 (AMBAC Insured)	100,000	101,770
Mount Diablo, CA Unified School District General Obligation, 4.250%, 08/01/13 (AGM Insured)	115,000	120,326
Mount Diablo, CA Unified School District Special Tax Refund, 3.750%, 08/01/10 (National Insured)	50,000	50,819
Mount Diablo, CA Unified School District, Election 2002, 4.125%, 07/01/14 (FGIC Insured)	50,000	52,390
Murrieta Valley, CA Unified School District Public Financing Authority, Election 2002, Series B, 3.500%, 09/01/10 (AGM Insured)	25,000	25,454
Newhall, CA School District, Series A, 5.250%, 05/01/10 (AGM Insured)	50,000	50,619
Orange County, CA Coast Community College District General Obligation, 4.500%, 08/01/11 (National Insured)	20,000	21,119
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	52,253
Perris, CA Union High School District General Obligation, Series B, 4.000%, 09/01/13 (FGIC Insured)	50,000	54,208
Placentia-Yorba Linda, CA Unified School District General Obligation, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	68,510

Managers California Intermediate Tax-Free Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Municipal Bonds - 98.0% (continued)
Port of Oakland, CA Series M, 3.500%, 11/01/10 (FGIC Insured)	$60,000	$61,245
Port of Oakland, CA Series B, 4.000%, 11/01/14 (National Insured)	450,000	477,936
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	281,171
Port of Oakland, CA Series C, 5.000%, 11/01/15 (National Insured)	310,000	344,726
Port of Oakland, CA Series C, 5.000%, 11/01/17 (National Insured)	275,000	300,998
Port of Oakland, CA Revenue, Series M, 4.000%, 11/01/12 (FGIC Insured)	10,000	10,684
Port of Oakland, CA Revenue, Series M, 5.000%, 11/01/11 (FGIC Insured)	25,000	26,653
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	10,945
Port of Oakland, CA Revenue, 5.250%, 11/01/15 (FGIC Insured)	100,000	112,055
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, First Subordinated, Series A, 4.375%, 08/01/20	685,000	689,692
Riverside County, CA Perris Union High School District, Series B, 3.750%, 09/01/11 (National Insured)	50,000	52,026
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	36,711
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	161,619
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	57,985
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	152,526
Sacramento, CA City Unified School District, Series D, 4.000%, 07/01/10 (AGM Insured)	40,000	40,602
Sacramento, CA County Sanitation District, Series A, 5.200%, 12/01/11	150,000	156,846
Sacramento, CA County Sanitation District, Series A, 5.250%, 12/01/12	100,000	104,442
Sacramento, CA Municipal Utility District, Series S, 5.000%, 11/15/10 (AGM Insured)	25,000	25,742
Sacramento, CA Municipal Utility District, Series R, 5.000%, 08/15/18 (National Insured)	150,000	157,059
Sacramento, CA Municipal Utility District, Series O, 5.250%, 08/15/10 (National Insured)	45,000	46,125
Sacramento, CA Municipal Utility District Revenue, Series S, 5.000%, 11/15/11 (National Insured)	25,000	26,781
Sacramento, CA Municipal Utility District Revenue, Series S, 5.000%, 11/15/12 (National Insured)	25,000	27,448
Sacramento, CA Municipal Utility District Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	25,000	27,342
Sacramento, CA Regional County Sanitation District No. 1, 5.000%, 12/01/13 (AMBAC Insured)	115,000	120,642
San Bernardino, CA Community College District, Election 2002, Series A, 6.250%, 08/01/23	420,000	491,778
San Bernardino, CA Community College District, Election 2002, Series A, 6.375%, 08/01/26	480,000	558,787
San Bernardino, CA County Transportation Authority, Series A, 6.250%, 03/01/10 (National Insured)	25,000	25,100
San Bernardino, CA County Transportation Authority, Series B, 4.000%, 03/01/10 (AGM Insured)	50,000	50,144
San Diego County, CA Southwestern Community College District General Obligation, 4.625%, 08/01/11 (AMBAC Insured)	50,000	53,114
San Diego, CA Public Facilities Financing Authority, Series C, 4.000%, 05/15/12	475,000	504,858
San Diego, CA Public Facilities Financing Authority, Series B, 5.000%, 05/15/21	50,000	54,695
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (AGM Insured)	200,000	215,420
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 28B, 4.000%, 05/01/11 (National Insured)	20,000	20,705
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 28C, 4.000%, 05/01/11 (National Insured)	100,000	103,384
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 29B, 4.000%, 05/01/11 (FGIC Insured)	30,000	31,057
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 28C, 4.000%, 05/01/12 (National Insured)	250,000	263,512
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 27B, 4.125%, 05/01/11 (FGIC Insured)	75,000	77,701
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 29B, 5.000%, 05/01/10 (FGIC Insured)	50,000	50,536
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 32F, 5.000%, 05/01/16 (FGIC Insured)	45,000	48,912
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 27B, 5.250%, 05/01/12 (FGIC Insured)	170,000	177,718
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 30, 5.250%, 05/01/15 (XLCA Insured)	75,000	80,086
San Francisco, CA City & County Airport Commission Revenue, Second Series, Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	345,000	383,554
San Francisco, CA City & County Public Utilities Commission Revenue, Series A, 3.250%, 10/01/10 (National Insured)	25,000	25,370
San Francisco, CA City & County Public Utilities Commission Revenue, Series A, 4.000%, 10/01/11 (National Insured)	180,000	188,141
San Francisco, CA City & County Public Utilities Commission Revenue, Series B, 4.000%, 11/01/12 (National Insured)	40,000	42,902
San Francisco, CA City & County Public Utilities Commission Revenue, Series A, 5.000%, 10/01/12 (National Insured)	35,000	38,193
San Francisco, CA City & County Unified School District, 5.000%, 06/15/13 (AGM Insured)	250,000	276,585
San Francisco, CA Community College District, Series B, 5.000%, 06/15/10 (AMBAC Insured)	50,000	50,846
San Francisco, CA Community College District, Series B, 5.000%, 06/15/14 (AMBAC Insured)	120,000	131,304
San Francisco, CA Unified School District General Obligation, Series B, 5.000%, 06/15/12 (AGM Insured)	100,000	109,455
San Jose-Santa Clara, CA Water Financing Authority, Series A, 3.250%, 11/15/10 (AGM Insured)	75,000	76,664
San Juan, CA Unified School District, Election 2002, Series A, 5.000%, 08/01/10 (National Insured)	40,000	40,902
San Juan, CA Unified School District General Obligation, Election 2002, 4.250%, 08/01/14 (FGIC Insured)	240,000	259,769
San Juan, CA Unified School District General Obligation, Series A, 5.000%, 08/01/16 (National Insured)	150,000	162,921
Santa Barbara, CA Community College District, Election 2008, Series A, 4.000%, 08/01/10	125,000	127,296
Santa Clara County, CA Alum Rock Union Elementary School District General Obligation, 3.500%, 09/01/12 (FGIC Insured)	15,000	15,601
Santa Clara County, CA Campbell Union School District General Obligation, Election 2002, Series B, 5.125%, 08/01/29 (FGIC Insured)	10,000	11,302
Santa Clara County, CA East Side Union High School District, Series B, 5.000%, 08/01/12 (FGIC Insured)	30,000	32,040
Santa Clara County, CA East Side Union High School District, Election 2002, Series D, 4.000%, 08/01/14 (XLCA Insured)	40,000	42,448
Santa Clara County, CA East Side Union High School District General Obligation, Series F, 4.250%, 08/01/11 (AGM Insured)	75,000	78,802
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	41,612
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series C, 5.000%, 08/01/12 (AGM Insured)	15,000	16,262
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	65,000	68,363
Santa Clara County, CA East Side Union High School District National Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	265,000	278,711

Managers California Intermediate Tax-Free Fund

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Municipal Bonds - 98.0% (continued)
Santa Clara County, CA Franklin-Mckinley CA School District General Obligation, 5.000%, 07/01/15 (AGM Insured)	$40,000	$44,241
Santa Clara, CA Unified School District General Obligation, 5.000%, 07/01/10	20,000	20,317
Santa Clara, CA Valley Transportation Authority, Series A, 5.000%, 06/01/23 (National Insured)	60,000	63,618
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	103,264
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	51,466
Sierra, CA Joint Community College District General Obligations, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	100,000	102,257
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	26,821
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	44,046
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,004
Sonoma Valley, CA Unified School District, 5.125%, 08/01/25 (FGIC Insured)	15,000	15,509
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	50,000	56,196
State of California Economic Recovery, Series A, 5.000%, 07/01/10 (National Insured)	15,000	15,300
State of California Economic Recovery, Series A, 5.000%, 07/01/10 (National Insured)	10,000	10,196
State of California General Obligation, 5.000%, 06/01/15	90,000	95,489
State of California General Obligation, 5.000%, 02/01/29	15,000	16,303
State of California General Obligation, 5.000%, 02/01/32	50,000	54,344
State of California General Obligation, 5.000%, 02/01/32 (CIFG Insured)	25,000	27,094
State of California General Obligation, 5.250%, 04/01/30	105,000	115,563
State of California, 5.000%, 04/01/14	15,000	16,541
State of California, 5.000%, 11/01/30	330,000	355,697
State of California, 5.200%, 06/01/10	50,000	50,730
State of California, 5.250%, 10/01/18 (FGIC Insured)	40,000	41,328
Sweetwater Authority, San Diego County, CA Water Revenue, Series 2005, 5.000%, 04/01/17 (AMBAC Insured)	50,000	54,522
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	86,114
University of California, Revenue Bonds, Series Q, 5.000%, 09/01/11(AGM Insured)	55,000	58,516
University of California, Revenue Bonds, Series Q, 5.000%, 09/01/18 (AGM Insured)	100,000	108,155
University of California, Series O, 5.000%, 09/01/25 (FGIC Insured)	50,000	51,890
University of California, Series Q, 5.000%, 09/01/33 (AGM Insured)	20,000	21,631
Vacaville, CA Unified School District, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	130,552
Vacaville, CA Unified School District General Obligation, 5.000%, 08/01/22 (AGM Insured)	20,000	22,319
Vacaville, CA Unified School District General Obligation, 5.000%, 08/01/26 (National Insured)	55,000	55,738
Vacaville, CA Unified School District General Obligation, 5.250%, 08/01/28 (AGM Insured)	2,565,000	2,878,289
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	42,893
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	130,000	132,522
Vacaville, CA Unified School District General Obligation, Series 2003, 4.600%, 08/01/17 (AGM Insured)	25,000	27,652
Ventura, CA Unified School District, Election 1997, Series F, 4.000%, 08/01/11 (AGM Insured)	75,000	77,539
Vernon, CA Electric Systems Revenue, Series A, 3.000%, 08/01/10	800,000	809,064
Walnut, CA Energy Center Authority Revenue, Series A, 5.000%, 01/01/12 (AMBAC Insured)	85,000	91,168
Wiseburn, CA School District General Obligation, Series A, 3.250%, 08/01/10 (National Insured)	25,000	25,316
Wiseburn, CA School District, Series A, 5.000%, 08/01/16 (National Insured)	75,000	79,846
Yosemite, CA Community College General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	495,000	521,948
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	93,299
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	25,788
Total Municipal Bonds (cost $29,947,662)		30,417,127

	Shares
Short-Term Investments - 2.2% [1]
BlackRock Liquidity Funds, Institutional Class Shares - California Money Fund, 0.12%	678,138	678,138
Fidelity California AMT Tax-Free Money Market Fund, Institutional Class Shares, 0.01%	67	67
Total Short-Term Investments (cost $678,205)		678,205
Total Investments - 100.2% (cost $30,625,867) [12]		31,095,332
Other Assets, less Liabilities - (0.2%)		(64,186)
Net Assets - 100.0%		$31,031,146

Managers Frontier Small Cap Growth Fund (formerly Managers Small Cap Fund)

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 96.6%
Consumer Discretionary - 14.9%
Bebe Stores, Inc.	8,300		$51,294
Cheesecake Factory, Inc., The*	12,700		268,478
Chico’s FAS, Inc.*	54,300		693,411
Corinthian Colleges, Inc.*	11,800		165,200
Dollar Tree, Inc.*	9,100		450,632
Harman International Industries, Inc.	9,500		337,725
hhgregg, Inc.*	8,000		170,400
LKQ Corp.*	22,200		416,250
P.F. Chang’s China Bistro, Inc.*	3,100	[2]	119,660
Regis Corp.	8,900		141,777
Tractor Supply Co.*	10,700		540,029
WABCO Holdings, Inc.	17,500		452,375
WMS Industries, Inc.*	7,000		259,560
Total Consumer Discretionary			4,066,791
Consumer Staples - 1.7%
Nu Skin Enterprises, Inc., Class A	19,800		460,152
Energy - 6.9%
Arena Resources, Inc.*	5,100		195,534
Carrizo Oil & Gas, Inc.*	10,400		249,600
Core Laboratories, N.V.	2,300		268,985
Denbury Resources, Inc.*	26,500		359,075
Rex Energy Corp.*	8,300		102,837
St. Mary Land & Exploration Co.	10,900		349,236
World Fuel Services Corp.	15,100		362,853
Total Energy			1,888,120
Financials - 8.2%
Investment Technology Group, Inc.*	8,000		164,000
Jefferies Group, Inc.*	11,900		303,926
Penson Worldwide, Inc.*	9,800	[2]	82,516
Raymond James Financial, Inc.	31,700		802,327
Thomas Weisel Partners Group, Inc.*	4,600		19,642
Waddell & Reed Financial, Inc.	18,800		589,004
W.R. Berkley Corp.	11,500		279,795
Total Financials			2,241,210
Health Care - 18.8%
American Medical Systems Holdings, Inc.*	14,400		276,480
Beckman Coulter, Inc.	6,200		405,294
Catalyst Health Solutions, Inc.*	14,100		554,553
CONMED Corp.*	9,700		208,647
Cumberland Pharmaceuticals, Inc.*	8,300		98,604
DexCom, Inc.*	11,800		106,908
Eclipsys Corp.*	8,500		141,780
ev3, Inc.*	15,800		230,364
Mednax, Inc.*	11,800		670,948
Millipore Corp.*	8,900		613,833
PAREXEL International Corp.*	4,300		83,162
PSS World Medical, Inc.*	15,700		322,164

Managers Frontier Small Cap Growth Fund (formerly Managers Small Cap Fund)

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care - 18.8% (continued)
United Therapeutics Corp.*	8,900		$530,173
VCA Antech, Inc.*	16,400		416,396
West Pharmaceutical Services, Inc.	8,700		316,071
Wright Medical Group, Inc.*	7,100		126,948
Total Health Care			5,102,325
Industrials - 20.2%
A.O. Smith Corp.	9,400		400,252
Advisory Board Co., The*	6,200		200,198
Aecom Technology Corp.*	11,500		310,155
Belden, Inc.	5,800		132,414
Brady Corp.	12,600		356,076
CLARCOR, Inc.	8,000		259,040
EnPro Industries, Inc.*	4,600		112,010
Hub Group, Inc.*	11,700		282,087
II-VI, Inc.*	2,000		53,480
Kaydon Corp.	7,600		248,444
Ladish Co., Inc.*	3,800		58,710
Landstar System, Inc.	11,300		410,077
MasTec, Inc.*	38,200		469,478
Navistar International Corp.*	8,000		295,920
Pall Corp.	18,700		644,589
Quanta Services, Inc.*	17,500		318,850
Waste Connections, Inc.*	9,300		299,181
Watsco, Inc.	9,800		470,008
Wesco International, Inc.*	5,900		163,548
Total Industrials			5,484,517
Information Technology - 23.2%
ADTRAN, Inc.	11,300		239,560
ATMI, Inc.*	3,800		63,764
Advanced Analogic Technologies, Inc.*	22,000		73,480
Ariba, Inc.*	22,900		288,311
Blackboard, Inc.*	1,900		74,879
Brightpoint, Inc.*	18,900		110,376
Cogent, Inc.*	13,600	[2]	140,488
Constant Contact, Inc.*	5,100	[2]	89,964
Equinix, Inc.*	4,900		471,527
Factset Research Systems, Inc.	8,000		504,000
iGATE Corp.*	23,300		235,330
Insight Enterprises, Inc.*	12,900		148,479
Integrated Device Technology, Inc.*	30,100		170,667
Intevac, Inc.*	5,100		72,573
Jabil Circuit, Inc.	27,500		398,200
Littelfuse, Inc.*	3,400		102,204
Loop Net, Inc.*	15,700		147,266
Monolithic Power Systems, Inc.*	9,500		195,890
Ness Technologies, Inc.*	17,100		94,734
QLogic Corp.*	15,200		261,288
Radisys Corp.*	9,400		70,594
Information Technology - 23.2% (continued)
RightNow Technologies, Inc.*	13,000		$207,870

Managers Frontier Small Cap Growth Fund (formerly Managers Small Cap Fund)

January 31, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Rogers Corp.*	4,700	112,518
SAVVIS, Inc.*	11,300	177,862
Semtech Corp.*	16,500	247,170
Skyworks Solutions, Inc.*	51,300	650,997
Tech Data Corp.*	9,500	387,125
Tessera Technologies, Inc.*	9,600	164,832
Verint Systems, Inc.*	9,900	181,170
Volterra Semiconductor Corp.*	12,400	241,676
Total Information Technology		6,324,794
Materials - 1.9%
Albemarle Corp.	6,900	246,468
Cabot Corp.	5,400	139,212
RTI International Metals, Inc.*	5,400	133,650
Total Materials		519,330
Telecommunication Services - 0.8%
Premiere Global Services, Inc.*	25,800	208,464
Total Common Stocks (cost $25,105,618)		26,295,703
Short-Term Investments - 5.4% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.10% [3]	339,000	339,000
BNY Institutional Cash Reserves Fund, Series B* [3,4]	118,432	24,427
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	1,101,952	1,101,952
Total Short-Term Investments (cost $1,559,384)		1,465,379
Total Investments - 102.0% (cost $26,665,002)		27,761,082
Other Assets, less Liabilities - (2.0)%		(551,266)
Net Assets - 100.0%		$27,209,816

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At January 31, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net

FQ Tax-Managed U.S. Equity	$44,886,876	$5,995,036	$(1,175,753)	$4,819,283

FQ U.S. Equity	51,014,941	2,482,927	(3,280,610)	(797,683)

FQ Global Alternatives	246,315,663	8,885,434	(608)	8,884,826

FQ Global Essentials	95,073,495	230,577	(999,375)	(768,798)

Frontier Small Cap Growth	26,791,070	2,050,002	(1,079,990)	970,012

Managers Micro-Cap	123,257,915	16,677,139	(10,801,278)	5,875,861

Managers Institutional Micro-Cap	23,340,395	3,105,926	(2,327,728)	778,198

Real Estate Securities	17,051,962	2,264,258	(2,824,145)	(559,887)

Managers PIMCO Bond	1,289,349,995	29,289,117	(28,114,123)	1,174,994

California Intermediate Tax-Free	30,625,867	521,055	(51,590)	469,465

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers PIMCO Bond	$92,105,035	7.7%

[1]	Yield shown for an investment company represents its January 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2010, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$1,039,834	2.1%
FQ U.S. Equity	290,870	0.6%
FQ Global Essentials	13,546,366	16.9%
Frontier Small Cap Growth	432,628	1.6%
Managers Micro-Cap	1,755,327	1.4%
Managers Institutional Micro-Cap	327,893	1.4%
Managers PIMCO Bond	2,045,913	0.2%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities.

[6]	Represents yield to maturity at January 31, 2010.
[7]	Securities held as collateral for futures contracts, amounting to a market value of:

Fund	Market Value	% of Net Assets
FQ Global Alternatives	$16,597,364	6.2%
FQ Global Essentials	8,995,608	11.2%
Managers PIMCO Bond	3,733,787	0.3%

[8]	Perpetuity Bond. The date shown is the final call date.
[9]	Floating Rate Security. The rate listed is as of January 31, 2010. Date in parenthesis represents the security’s next coupon rate reset.
[1][0]	Variable Rate Security. The rate listed is as of January 31, 2010 and is periodically reset subject to terms and conditions set forth in the debenture.
[1][1]

At January 31, 2010, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 98.0% and Puerto Rico 2.2%. At January 31, 2010, 65.5% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 22.7%, AGM 21.6%, and FGIC 12.0%.

[1][2]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[1][3]	Collateral received from brokers for swap contracts in the amount of $2,160,000, or 0.2% was invested in this short-term investment.
[1][4]	At January 31, 2010, $25,699,759 or 2.1% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Currency Abbreviations:	Other:
AUD: Australian Dollar	AGM: Assured Guaranty Municipal Corp.
BRL: Brazilian Real	AMBAC: American Municipal Bond Assurance Corp.
CAD: Canadian Dollar	BBA: British Banker’s Association
EUR: Euro	CIFG: CIFG, NA
GBP: British Pound	COP: Certificates of Participation
HKD: Hong Kong Dollar	FGIC: Financial Guaranty Insurance Corp.
JPY: Japanese Yen	FHLB: Federal Home Loan Bank
USD: United States Dollar	FHLMC: Federal Home Loan Mortgage Corp.
FNMA: Federal National Mortgage Association
FSA: FSA Capital, Inc
LIBOR: London Inter-Bank Offered Rate
MBIA: Municipal Bond Investor Assurance Corp.
MUD: Municipal Utility District
REOC: Real Estate Operating Company
XLCA: XL Capital Assurance, Inc.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Notes to Schedules of Portfolio Investments (continued)

(15) Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 –significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
FQ Tax-Managed
Investments in Securities
Common Stocks[1]	$48,013,524	—	—	$48,013,524
Short-Term Investments	1,626,528	$66,107	—	1,692,635

Total Investments in Securities	$49,640,052	$66,107	—	$49,706,159

	Level 1	Level 2	Level 3	Total
FQ U.S. Equity
Investments in Securities
Common Stocks[1]	$49,661,593	—	—	$49,661,593
Short-Term Investments	514,188	$41,477	—	555,665

Total Investments in Securities	50,175,781	41,477	—	50,217,258

Other Financial Instruments*	(8,216)	—	—	(8,216)

Totals	$50,167,565	$41,477	—	$50,209,042

	Level 1	Level 2	Level 3	Total
FQ Global Alternatives
Investments in Securities
U.S. Government Obligations	—	$16,597,364	—	$16,597,364
Exchange Traded Funds	$48,115,718	—	—	48,115,718
Short-Term Investments	190,487,407	—	—	190,487,407

Total Investments in Securities	238,603,125	16,597,364	—	255,200,489

Other Financial Instruments*	1,238,867	9,789,562	—	11,028,429

Totals	$239,841,992	$26,386,926	—	$266,228,918

	Level 1	Level 2	Level 3	Total
FQ Global Essentials
Investments in Securities
U.S. Government Obligations	—	$8,995,608	—	$8,995,608
Exchange Traded Funds	$33,280,878	—	—	33,280,878
Short-Term Investments	52,006,826	21,385	—	52,028,211

Total Investments in Securities	85,287,704	9,016,993	—	94,304,697

Other Financial Instruments*	(721,062)	—	—	(721,062)

Totals	$84,566,642	$9,016,993	—	$93,583,635

	Level 1	Level 2	Level 3	Total
Frontier Small Cap Growth
Investments in Securities
Common Stocks[1]	$26,295,703	—	—	$26,295,703
Short-Term Investments	1,440,952	$24,427	—	1,465,379

Total Investments in Securities	$27,736,655	$24,427	—	$27,761,082

	Level 1	Level 2	Level 3	Total
Micro - Cap
Investments in Securities
Common Stocks[1]	$122,414,589	—	—	$122,414,589
Short-Term Investments	6,719,187	—	—	6,719,187

Total Investments in Securities	$129,133,776	—	—	$129,133,776

	Level 1	Level 2	Level 3	Total
Institutional Micro - Cap
Investments in Securities
Common Stocks[1]	$23,196,007	—	—	$23,196,007
Short-Term Investments	922,586	—	—	922,586

Total Investments in Securities	$24,118,593	—	—	$24,118,593

	Level 1	Level 2	Level 3	Total
Real Estate Securities
Investments in Securities
Common Stocks[1]	$16,251,145	—	—	$16,251,145
Short-Term Investments	240,930	—	—	240,930

Total Investments in Securities	$16,492,075	—	—	$16,492,075

	Level 1	Level 2	Level 3	Total
California Intermediate Tax-Free
Investments in Securities
Municipal Bonds	—	$30,417,127	—	$30,417,127
Short-Term Investments	$678,205	—	—	678,205

Total Investments in Securities	$678,205	$30,417,127	—	$31,095,332

	Level 1	Level 2	Level 3	Total
Managers PIMCO Bond Fund
Investments in Securities
Corporate Bonds
Asset-Backed Securities	—	$33,543,248	—	$33,543,248
Financials	—	274,571,604	—	274,571,604
Industrials	—	69,402,649	—	69,402,649
Mortgage-Backed Securities	—	76,411,018	—	76,411,018
Utilities	—	6,394,024	—	6,394,024
Foreign Government and Agency Obligations	—	6,866,435	—	6,866,435
U.S. Government and Agency Obligations[2]	—	404,151,497	—	404,151,497
Municipal Bonds	—	20,720,029	—	20,720,029
Municipal Bond Funds	$6,184,549	—	—	6,184,549
Preferred Stocks	—	5,077,124	—	5,077,124
Short-Term Investments
Other Investment Companies	8,870,148	132,664	—	9,002,812
Repurchase Agreements	—	278,200,000	—	278,200,000
U.S. Government and Agency Discount Notes	—	100,000,000	—	100,000,000

Total Investments in Securities	15,054,697	1,275,470,292	—	1,290,524,989

Other Financial Instruments*	5,200,675	5,034,284	—	10,234,959

Totals	$20,255,372	$1,280,504,576	—	$1,300,759,948

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

All U.S. Government and Agency Obligations held in the Fund are Level 2 securities. For a detailed break-out of these securities by major industry classification, please refer to the Schedule of Portfolio Investments.

*

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

(16) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2010, the underlying values for open foreign currency contracts were as follows:

FQ Global Alternatives

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain (Loss)
Australian Dollar	Short	03/17/10	$32,223,622	$31,355,417	$868,205
Canadian Dollar	Short	03/17/10	95,707,348	94,358,651	1,348,697
Swiss Franc	Short	03/17/10	90,113,073	85,850,168	4,262,905
Euro	Short	03/17/10	86,941,574	82,325,190	4,616,384
Pound Sterling	Short	03/17/10	15,335,796	14,938,536	397,260
Japanese Yen	Short	03/17/10	36,989,139	36,944,376	44,763
New Zealand Dollar	Short	03/17/10	46,086,044	44,843,947	1,242,097
Swedish Krona	Short	03/17/10	52,590,847	49,744,102	2,846,745
Australian Dollar	Long	03/17/10	8,215,487	8,387,396	(171,909)
Canadian Dollar	Long	03/17/10	39,576,225	40,017,308	(441,083)
Swiss Franc	Long	03/17/10	70,484,040	72,155,887	(1,671,847)
Euro	Long	03/17/10	18,001,436	18,784,627	(783,191)
Pound Sterling	Long	03/17/10	32,940,426	33,294,384	(353,958)
Japanese Yen	Long	03/17/10	65,975,983	66,917,216	(941,233)
New Zealand Dollar	Long	03/17/10	52,346,313	53,539,857	(1,193,544)
Swedish Krona	Long	03/17/10	9,738,738	10,019,467	(280,729)

		Totals	$753,266,091	$743,476,529	$9,789,562

Managers PIMCO Bond Fund

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain (Loss)
Brazilian Real	Short	02/02/10	$6,438,200	$5,908,798	$529,402
Canadian Dollar	Short	02/22/10	4,126,608	4,066,290	60,318
Chinese Yuan Renminbi	Short	03/29/10	1,677,022	1,666,240	10,782
Euro	Short	02/18/10-03/17/10	18,702,544	17,640,554	1,061,990
Japanese Yen	Short	02/16/10	2,804,112	2,833,371	(29,259)
Malaysian Ringgit	Short	02/12/10	925,846	924,603	1,243
Pound Sterling	Short	03/25/10	6,909,673	6,883,604	26,069
South Korean Won	Short	02/11/10	970,000	953,759	16,241
Australian Dollar	Long	02/26/10	2,508,484	2,598,363	(89,879)
Brazilian Real	Long	02/02/10-04/05/10	11,745,838	12,389,944	(644,106)
Canadian Dollar	Long	02/22/10	1,201,744	1,245,137	(43,393)
Chinese Yuan Renminbi	Long	03/29/10-11/23/10	9,090,791	9,269,288	(178,497)
Indonesian Rupiah	Long	10/07/10	1,352,184	1,300,000	52,184
Japanese Yen	Long	02/16/10	415,895	413,048	2,847
Malaysian Ringgit	Long	02/12/10-10/12/10	2,671,576	2,662,481	9,095
Mexican Peso	Long	04/22/10	243,432	250,000	(6,568)
New Taiwan Dollar	Long	06/10/10-10/12/10	422,621	420,363	2,258
Philippine Peso	Long	04/23/10	245,583	250,000	(4,417)
Singapore Dollar	Long	02/11/10-06/16/10	664,389	673,001	(8,612)
South Korean Won	Long	02/11/10-11/12/10	3,964,020	3,943,684	20,336

		Totals	$77,080,562	$76,292,528	$788,034

(17) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices.

The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of January 31, 2010:

Managers AMG FQ Global Alternatives Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2010 amounted to $16,597,364.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain (Loss)

Australian Dollar 10 Year Bond	AUD	316	Long	3/15/10	$156,757

SPI 200	AUD	305	Short	3/18/10	930,193

Canadian Dollar 10 Year Bond	CAD	1,926	Short	3/22/10	(1,293,666)

S&P/ TSE 60 Index	CAD	86	Short	3/18/10	455,581

CAC40 10 Index	EUR	1	Long	2/19/10	(4,497)

Amsterdam Index	EUR	118	Short	2/19/10	429,291

DAX Index	EUR	10	Short	3/19/10	101,972

IBEX 35 Index	EUR	61	Long	2/19/10	(802,623)

Euro Bond	EUR	1,262	Long	3/8/10	579,431

FTSE/MIB Index	EUR	74	Long	3/19/10	(504,071)

U.K. Gilt	GBP	1,031	Short	3/29/10	981,728

FTSE 100 Index	GBP	378	Long	3/19/10	(795,189)

Hang Seng Index	HKD	42	Long	2/25/10	(34,581)

Japanese Yen 10 Year Bond	JPY	519	Short	3/10/10	40,576

TOPIX Index	JPY	78	Long	3/11/10	(72,426)

S&P 500 Index	USD	128	Short	3/18/10	1,003,928

U.S. Dollar Long Bond	USD	1,858	Long	3/22/10	66,463

				Total	$1,238,867

Managers AMG FQ Global Essentials Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2010 amounted to $8,995,608.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain (Loss)

Australian Dollar 10 Year Bond	AUD	152	Long	3/15/10	$171,646

SPI 200	AUD	13	Long	3/18/10	(39,331)

Canadian Dollar 10 Year Bond	CAD	126	Long	3/22/10	117,167

S&P/ TSE 60 Index	CAD	11	Long	3/18/10	(70,901)

CAC40 10 Index	EUR	26	Long	2/19/10	(95,703)

Amsterdam Index	EUR	16	Long	2/19/10	(58,973)

DAX Index	EUR	7	Long	3/19/10	(78,607)

IBEX 35 Index	EUR	9	Long	2/19/10	(136,690)

Euro Bond	EUR	81	Long	3/8/10	100,223

FTSE/MIB Index	EUR	9	Long	3/19/10	(59,956)

U.K. Gilt	GBP	78	Long	3/29/10	(179,483)

FTSE 100 Index	GBP	17	Long	3/19/10	(38,484)

Hang Seng Index	HKD	11	Long	2/25/10	(8,972)

Japanese Yen 10 Year Bond	JPY	95	Long	3/10/10	45,215

TOPIX Index	JPY	15	Long	3/11/10	(6,528)

S&P 500 Index	USD	27	Long	3/19/10	(49,256)

E-Mini MSCI Index	USD	130	Long	3/19/10	(311,992)

Russell 2000 Index	USD	105	Long	3/19/10	(2,455)

U.S. Dollar Long Bond	USD	124	Long	3/22/10	(17,981)

				Total	$(721,062)

Managers AMG FQ U.S. Equity Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2010 amounted to $77,000.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain (Loss)

S&P500 Index	USD	1	Long	03/18/10	$(8,216)

Managers PIMCO Bond Fund

The market value of assets pledged to cover margin requirements for the open futures positions at January 31, 2010 amounted to $3,733,787.

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain (Loss)
Eurodollar 3-Month	EUR	2,401	Long	03/15/10-12/19/11	$4,054,076
Euro Euribor 3-Month	EUR	43	Long	03/15/10	154,336
Euro-Bund 10-Year	EUR	379	Long	03/08/10	286,569
Pound Sterling 3-Month	GBP	37	Long	03/17/10-06/16/10	96,050
U.S. Treasury Note 2-Year	USD	484	Long	03/31/10	327,657
U.S. Treasury Note 5-Year	USD	3	Long	03/31/10	4,898
U.S. Treasury Note 10-Year	USD	194	Long	03/22/10	(206,375)

				Total	$4,717,211

(18) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchased and written (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap. The following Swaps were outstanding on January 31, 2010 for the Managers PIMCO Bond Fund:

Pay	Receive	Counterparty	Maturity	Currency	Notional Amount	Unrealized Gain (Loss)
Interest Rate Swaps
3-Month AUD-BBR-BBSW	Fixed Rate 4.500%	DUB	06/15/11	AUD	$27,000,000	($136,197)
6-Month AUD-BBR-BBSW	Fixed Rate 6.000%	UAG	09/15/12	AUD	15,300,000	152,182
6-Month EUR-EURIBOR-Reuters	Fixed Rate 3.000%	DUB	06/16/15	EUR	17,800,000	201,565
6-Month EUR-EURIBOR-Reuters	Fixed Rate 3.000%	BRC	06/16/15	EUR	17,400,000	138,636
6-Month EUR-EURIBOR-Reuters	Fixed Rate 4.500%	BPS	03/18/14	EUR	2,200,000	289,576
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	BRC	10/15/10	EUR	3,900,000	187,748
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	UAG	10/15/10	EUR	1,000,000	53,864
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	RYL	12/16/14		2,700,000	117,041

					Total	$1,004,415

Pay	Receive	Counterparty	Maturity	Currency	Notional Amount	Unrealized Gain/(Loss)
Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 10.575%	UAG	01/02/12	BRL	$6,700,000	$28,922
Brazil Interbank Deposit Rate	Fixed Rate 10.600%	JPM	01/02/12	BRL	600,000	(2,130)
Brazil Interbank Deposit Rate	Fixed Rate 10.600%	BRC	01/02/12	BRL	900,000	(3,196)
Brazil Interbank Deposit Rate	Fixed Rate 10.610%	HUS	01/02/12	BRL	1,400,000	(4,818)
Brazil Interbank Deposit Rate	Fixed Rate 11.980%	MLC	01/02/12	BRL	5,800,000	61,209
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	UAG	01/02/12	BRL	3,400,000	63,312
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	BRC	01/02/12	BRL	3,400,000	63,312
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	MLC	01/02/12	BRL	7,300,000	181,557
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	HUS	01/02/12	BRL	300,000	10,776
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	MLC	01/02/12	BRL	1,200,000	45,919

					Total	$444,863

Pay	Receive	Counterparty	Maturity	Rating	Notional Amount	Unrealized Gain/(Loss)
Credit Default Swaps - Sell Protection*
American International Group, Inc.	Fixed Rate 5.000%	JPM	09/20/16	A3	$800,000	$37,782
CDX.EM.12	Fixed Rate 5.000%	DUB	12/20/14	Ba1	1,000,000	122
Citigroup Inc.	Fixed Rate 1.000%	BRC	03/20/11	A3	200,000	(16)
Citigroup Inc.	Fixed Rate 1.000%	UAG	03/20/11	A3	800,000	(335)
Federative Republic of Brazil Bond	Fixed Rate 1.520%	MYC	01/20/17	Baa3	3,000,000	(552)
Federative Republic of Brazil Bond	Fixed Rate 1.950%	MYC	08/20/16	Baa3	3,500,000	90,717
General Electric Capital Corp.	Fixed Rate 1.000%	BPS	09/20/10	Aa2	5,600,000	66,969
General Electric Capital Corp.	Fixed Rate 1.000%	DUB	09/20/11	Aa2	3,600,000	2,655
General Electric Capital Corp.	Fixed Rate 5.000%	JPM	09/20/11	Aa2	2,000,000	8,465
Republic of Panama Bond	Fixed Rate 1.250%	JPM	01/20/17	Ba1	200,000	(4,395)
U.K. Gilt	Fixed Rate 1.000%	DUB	12/20/14	Aaa	1,400,000	2,949
U.K. Gilt	Fixed Rate 1.000%	JPM	12/20/14	Aaa	200,000	331
U.K. Gilt	Fixed Rate 1.000%	BPS	12/20/14	Aaa	200,000	331

					Total	$205,023

Counterparty Abbreviations

BPS: BNP Paribas BRC: Barclays Bank DUB: Deutsche Bank	HUS: HSBC Bank JPM: JPMorgan MLC: Merrill Lynch	MYC: Morgan Stanley RYL: Royal Bank of Scotland UAG: Union Bank of Switzerland

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following options and swaptions were outstanding on January 31, 2010 for the Managers PIMCO Bond Fund:

Name	Notional Amount	Exercise Rate	Expiration Date	Unrealized Gain/Loss
Swaptions
3-Month USD-LIBOR-BBA (Call)	$1,500,000	2.75%	04/19/10	$4,708
3-Month USD-LIBOR-BBA (Call)	2,600,000	2.75%	04/19/10	8,903
3-Month USD-LIBOR-BBA (Call)	20,700,000	3.25%	02/17/10	29,394
3-Month USD-LIBOR-BBA (Call)	1,000,000	3.25%	04/19/10	10,965
3-Month USD-LIBOR-BBA (Call)	2,800,000	3.25%	04/19/10	22,583
3-Month USD-LIBOR-BBA (Call)	3,200,000	3.25%	04/19/10	22,609
3-Month USD-LIBOR-BBA (Call)	16,000,000	3.25%	04/19/10	129,453
3-Month USD-LIBOR-BBA (Call)	33,700,000	3.50%	04/19/10	(1,205)
3-Month USD-LIBOR-BBA (Call)	19,900,000	3.50%	04/19/10	(804)
3-Month USD-LIBOR-BBA (Put)	20,700,000	4.00%	02/17/10	167,823
3-Month USD-LIBOR-BBA (Put)	900,000	4.00%	04/19/10	8,936
3-Month USD-LIBOR-BBA (Put)	1,500,000	4.00%	04/19/10	9,493
3-Month USD-LIBOR-BBA (Put)	2,000,000	4.25%	04/19/10	10,325
3-Month USD-LIBOR-BBA (Put)	500,000	4.25%	04/19/10	3,837
3-Month USD-LIBOR-BBA (Put)	1,000,000	4.25%	04/19/10	12,056
3-Month USD-LIBOR-BBA (Put)	4,500,000	4.25%	04/19/10	30,001
3-Month USD-LIBOR-BBA (Put)	4,200,000	4.25%	04/19/10	36,246
3-Month USD-LIBOR-BBA (Put)	2,800,000	4.25%	04/19/10	50,037
3-Month USD-LIBOR-BBA (Put)	17,200,000	4.25%	04/19/10	128,754
3-Month USD-LIBOR-BBA (Put)	3,800,000	5.00%	04/19/10	17,061
3-Month USD-LIBOR-BBA (Put)	2,000,000	5.00%	04/19/10	19,748
3-Month USD-LIBOR-BBA (Put)	25,000,000	5.00%	06/17/10	325,408
3-Month USD-LIBOR-BBA (Put)	29,000,000	5.50%	08/31/10	237,259
3-Month USD-LIBOR-BBA (Put)	28,000,000	5.50%	08/31/10	288,324
3-Month USD-LIBOR-BBA (Put)	45,000,000	5.50%	08/31/10	379,236
3-Month USD-LIBOR-BBA (Put)	1,000,000	6.00%	08/31/10	6,669
3-Month USD-LIBOR-BBA (Put)	2,900,000	6.00%	08/31/10	19,958
3-Month USD-LIBOR-BBA (Put)	4,000,000	6.00%	08/31/10	23,574
3-Month USD-LIBOR-BBA (Put)	7,500,000	6.00%	08/31/10	54,082
3-Month USD-LIBOR-BBA (Put)	11,600,000	6.00%	08/31/10	80,739
3-Month USD-LIBOR-BBA (Put)	78,800,000	10.00%	07/10/12	412,927
6-Month EUR-EURIBOR-REUTERS (Call)	2,000,000	2.50%	02/17/10	4,302
				$2,553,401

Options on Currencies		Exercise Price
USD-JPY-OTC (Call)	3,400,000	$95	02/19/10	28,508
USD-JPY-OTC (Put)	3,400,000	$88	02/19/10	10,040
				$38,548

Options on Futures	Number of Contracts
10-Year Euro-Bund (Call)	7	$125	02/22/10	4,467
10-Year Euro-Bund (Put)	7	$121	02/22/10	2,704
10-Year U.S. Treasury Notes (Call)	498	$115	02/19/10	248,677
10-Year U.S. Treasury Notes (Call)	83	$119	02/22/10	(8,098)
10-Year U.S. Treasury Notes (Call)	50	$119	04/23/10	(3,250)
10-Year U.S. Treasury Notes (Call)	88	$121	02/22/10	27,202
10-Year U.S. Treasury Notes (Put)	77	$114	02/22/10	32,261
10-Year U.S. Treasury Notes (Put)	50	$114	04/23/10	3,781
10-Year U.S. Treasury Notes (Put)	131	$116	02/22/10	66,094
10-Year U.S. Treasury Notes (Put)	206	$120	02/22/10	109,626
				$483,464

			Total	$3,075,413

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	March 26, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date:	March 26, 2010